Exhibit 99
MONTHLY SERVICER’S CERTIFICATE
AMERICAN EXPRESS TRAVEL RELATED SERVICES COMPANY, INC.

AMERICAN EXPRESS CREDIT ACCOUNT MASTER TRUST

The undersigned, a duly authorized representative of American Express Travel Related Services Company, Inc., as Servicer (“TRS”), pursuant to the Pooling and Servicing Agreement, dated as of May 16, 1996, as amended and restated as of January 1, 2006 (as amended and restated and as otherwise amended and supplemented, the “Agreement”), as supplemented by the Series Supplements (as amended and supplemented, the “Series Supplements”), among TRS, as Servicer, American Express Receivables Financing Corporation II, American Express Receivables Financing Corporation III LLC and American Express Receivables Financing Corporation IV LLC, as Transferors, and The Bank of New York, as Trustee, does hereby certify as follows:
1.	Capitalized terms used in this Certificate have their respective meanings as set forth in the Agreement or the Series Supplements, as applicable.

2.	TRS is, as of the date hereof, the Servicer under the Agreement.

3.	The undersigned is a Servicing Officer.

4.	This Certificate relates to the Distribution Date occurring on May 16, 2011 and covers activity from March 26, 2011 through April 24, 2011.

5.	As of the date hereof, to the best knowledge of the undersigned, the Servicer has performed in all material respects all its obligations under the Agreement through the Monthly Period preceding such Distribution Date.

6.	As of the date hereof, to the best knowledge of the undersigned, no Pay Out Event occurred on or prior to such Distribution Date.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this 9th day of May.

AMERICAN EXPRESS TRAVEL RELATED SERVICES COMPANY, INC., as Servicer

By:	/s/ Beth Schaefer

Name: Title:	Beth Schaefer Vice President ABS Operations

A. Trust Activity

Trust Totals
Record Date	April 30, 2011
Number of days in Monthly Period	30
Beginning Number of Accounts	26,235,201
Beginning Principal Receivable Balance, including any Additions, Removals, or Adjustments of Principal Receivables during the Monthly Period	31,449,288,282.76
a. Addition of Principal Receivables	0.00
b. Removal of Principal Receivables	0.00
c. Adjustments to Principal Receivables	0.00
Special Funding Account Balance	0.00
Beginning Total Principal Balance	31,449,288,282.76
Finance Charge Collections (excluding Recoveries)	509,872,815.44
Collections of Discount Option Receivables	6,445,068.29
Recoveries	28,841,949.28
Total Collections of Finance Charge Receivables	545,159,833.01
Total Collections of Principal Receivables	9,559,783,433.08
Monthly Payment Rate	30.3975%
Defaulted Amount	125,688,632.87
Annualized Default Rate	4.8203%
Annualized Default Rate, Net of Recoveries	3.7142%
Trust Portfolio Yield	16.2279%
New Principal Receivables	9,960,431,707.17
Ending Number of Accounts	26,136,610
Ending Principal Receivables Balance	31,724,247,923.98
Ending Required Minimum Principal Balance	19,363,565,300.00
Ending Transferor Amount	13,627,457,923.98
Ending Special Funding Account Balance	0.00
Ending Total Principal Balance	31,724,247,923.98

B. Series Allocations

			Principal	Series		Series		Series	Series
		Adjusted	Funding	Required	Series	Allocable	Series	Allocable	Allocable
	Invested	Invested	Account	Transferor	Allocation	Finance Charge	Allocable	Principal	Defaulted
	Amount	Amount	Balance	Amount	Percentage	Collections	Recoveries	Collections	Amount
Group 1

2006-2	500,000,000	500,000,000.00	0.00	35,000,000.00	2.76%	15,062,335.17	796,880.26	264,129,258.09	3,472,677.55
2009-D-I	20,834,000	20,834,000.00	0.00	1,458,380.00	0.12%	627,617.38	33,204.41	11,005,737.93	144,699.53

Total	520,834,000.00	520,834,000.00	0.00	36,458,380.00	2.88%	15,689,952.55	830,084.67	275,134,996.02	3,617,377.08
Group 2

2004-2	400,000,000	400,000,000.00	0.00	28,000,000.00	2.21%	12,049,868.14	637,504.20	211,303,406.47	2,778,142.04
2005-2	600,000,000	600,000,000.00	0.00	42,000,000.00	3.32%	18,074,802.21	956,256.31	316,955,109.71	4,167,213.06
2005-4	500,000,000	500,000,000.00	0.00	35,000,000.00	2.76%	15,062,335.17	796,880.26	264,129,258.09	3,472,677.55
2005-7	700,000,000	700,000,000.00	0.00	49,000,000.00	3.87%	21,087,269.24	1,115,632.36	369,780,961.33	4,861,748.58
2006-1	1,000,000,000	1,000,000,000.00	0.00	70,000,000.00	5.53%	30,124,670.34	1,593,760.51	528,258,516.18	6,945,355.11
2006-3	600,000,000	600,000,000.00	0.00	42,000,000.00	3.32%	18,074,802.21	956,256.31	316,955,109.71	4,167,213.06
2007-1	500,000,000	500,000,000.00	0.00	35,000,000.00	2.76%	15,062,335.17	796,880.26	264,129,258.09	3,472,677.55
2007-2	500,000,000	500,000,000.00	0.00	35,000,000.00	2.76%	15,062,335.17	796,880.26	264,129,258.09	3,472,677.55
2007-5	500,000,000	500,000,000.00	0.00	35,000,000.00	2.76%	15,062,335.17	796,880.26	264,129,258.09	3,472,677.55
2007-7	900,000,000	900,000,000.00	0.00	63,000,000.00	4.97%	27,112,203.31	1,434,384.46	475,432,664.56	6,250,819.60
2007-8	1,200,000,000	1,200,000,000.00	0.00	84,000,000.00	6.63%	36,149,604.41	1,912,512.61	633,910,219.42	8,334,426.13
2008-2	1,363,638,000	1,363,638,000.00	0.00	95,454,660.00	7.54%	41,079,145.22	2,173,312.40	720,353,386.49	9,470,950.15
2008-4	607,956,000	607,956,000.00	0.00	42,556,920.00	3.36%	18,314,474.08	968,936.27	321,157,934.46	4,222,470.31
2008-5	909,091,000	909,091,000.00	0.00	63,636,370.00	5.02%	27,386,066.69	1,448,873.34	480,235,062.74	6,313,959.82
2008-6	1,534,091,000	1,534,091,000.00	0.00	107,386,370.00	8.48%	46,213,985.65	2,444,973.66	810,396,635.35	10,654,806.76
2008-7	596,592,000	596,592,000.00	0.00	41,761,440.00	3.30%	17,972,137.33	950,824.77	315,154,804.69	4,143,543.29
2008-9	625,000,000	625,000,000.00	0.00	43,750,000.00	3.45%	18,827,918.96	996,100.32	330,161,572.61	4,340,846.94
2009-1	1,212,122,000	1,212,122,000.00	0.00	84,848,540.00	6.70%	36,514,775.67	1,931,832.18	640,313,769.15	8,418,617.72
2009-2	1,515,155,000	1,515,155,000.00	0.00	106,060,850.00	8.37%	45,643,544.89	2,414,794.21	800,393,532.09	10,523,289.52
2010-1	1,030,304,000	1,030,304,000.00	0.00	72,121,280.00	5.69%	31,037,568.35	1,642,057.83	544,266,862.26	7,155,827.15
2009-D-II	782,007,000	782,007,000.00	0.00	54,740,490.00	4.32%	23,557,703.08	1,246,331.88	413,101,857.46	5,431,316.31

Total	17,575,956,000.00	17,575,956,000.00	0.00	1,230,316,920.00	97.12%	529,469,880.46	28,011,864.66	9,284,648,437.04	122,071,255.75

Trust	18,096,790,000.00	18,096,790,000.00	0.00	1,266,775,300.00	100.00%	545,159,833.01	28,841,949.33	9,559,783,433.06	125,688,632.83

C. Group Allocations (1)

								Reallocated
		Investor						Investor	Investment
		Finance	Investor	Investor	Investor	Investor		Finance	Funding
		Charge	Monthly	Default	Monthly	Additional		Charge	Account	Available
	Invested Amount	Collections	Interest	Amount	Fees	Amounts	Total	Collections	Proceeds	Excess
Group 1
2006-2	500,000,000.00	8,667,491.32	2,242,500.00	1,998,274.68	833,333.33	0.00	5,074,108.01	8,667,284.11	0.00	3,593,383.31

Total	500,000,000.00	8,667,491.32	2,242,500.00	1,998,274.68	833,333.33	0.00	5,074,108.01	8,667,284.11	0.00	3,593,383.31

Group 2
2004-2	400,000,000.00	6,933,827.29	154,569.45	1,598,619.74	666,666.67	0.00	2,419,855.86	6,683,374.64	0.00	4,263,518.78
2005-2	600,000,000.00	10,400,740.93	189,797.50	2,397,929.61	1,000,000.00	0.00	3,587,727.11	9,983,005.28	0.00	6,395,278.17
2005-4	500,000,000.00	8,667,284.11	143,697.92	1,998,274.68	833,333.33	0.00	2,975,305.93	8,304,704.40	0.00	5,329,398.47
2005-7	700,000,000.00	12,134,197.75	201,538.75	2,797,584.55	1,166,666.67	0.00	4,165,789.97	11,626,947.83	0.00	7,461,157.86
2006-1	1,000,000,000.00	17,334,963.70	240,680.56	3,996,549.36	1,666,666.67	0.00	5,903,896.59	16,562,693.54	0.00	10,659,192.44
2006-3	600,000,000.00	10,400,740.93	139,319.17	2,397,929.61	1,000,000.00	0.00	3,537,248.78	9,932,526.95	0.00	6,395,278.17
2007-1	500,000,000.00	8,667,284.11	111,922.91	1,998,274.68	833,333.33	0.00	2,943,530.92	8,272,929.39	0.00	5,329,398.47
2007-2	500,000,000.00	8,667,284.11	127,186.11	1,998,274.68	833,333.33	0.00	2,958,794.12	8,288,192.59	0.00	5,329,398.47
2007-5	500,000,000.00	8,667,284.11	118,897.91	1,998,274.68	833,333.33	0.00	2,950,505.92	8,279,904.39	0.00	5,329,398.47
2007-7	900,000,000.00	15,601,111.39	223,703.75	3,596,894.42	1,500,000.00	0.00	5,320,598.17	14,913,515.42	0.00	9,592,917.25
2007-8	1,200,000,000.00	20,801,481.86	625,941.68	4,795,859.23	2,000,000.00	0.00	7,421,800.91	20,212,357.25	0.00	12,790,556.34
2008-2	1,363,638,000.00	23,638,075.93	2,182,688.10	5,449,846.57	2,272,730.00	0.00	9,905,264.67	24,440,005.22	0.00	14,534,740.55
2008-4	607,956,000.00	10,538,654.75	1,103,056.53	2,429,726.16	1,013,260.00	0.00	4,546,042.69	11,026,122.25	0.00	6,480,079.56
2008-5	909,091,000.00	15,758,699.95	963,074.81	3,633,227.05	1,515,151.66	0.00	6,111,453.52	15,801,269.90	0.00	9,689,816.38
2008-6	1,534,091,000.00	26,592,805.09	2,288,341.99	6,131,070.40	2,556,818.33	0.00	10,976,230.72	27,327,795.19	0.00	16,351,564.47
2008-7	596,592,000.00	10,341,664.72	889,785.29	2,384,309.37	994,320.00	0.00	4,268,414.66	10,627,367.65	0.00	6,358,952.99
2008-9	625,000,000.00	10,834,105.13	1,109,218.76	2,497,843.35	1,041,666.67	0.00	4,648,728.78	11,310,476.87	0.00	6,661,748.09
2009-1	1,212,122,000.00	21,011,611.50	3,387,062.75	4,844,305.40	2,020,203.34	0.00	10,251,571.49	23,171,333.76	0.00	12,919,762.27
2009-2	1,515,155,000.00	26,264,557.70	2,335,817.04	6,055,391.74	2,525,258.33	0.00	10,916,467.11	27,066,196.60	0.00	16,149,729.49
2010-1	1,030,304,000.00	17,859,874.97	468,500.14	4,117,660.79	1,717,173.34	0.00	6,303,334.27	17,285,135.40	0.00	10,981,801.13

Total	16,793,949,000.00	291,116,250.03	17,004,801.12	67,117,846.07	27,989,915.00	0.00	112,112,562.19	291,115,854.52	0.00	179,003,687.82

Trust Total	17,293,949,000.00	299,783,741.35	19,247,301.12	69,116,120.75	28,823,248.33	0.00	117,186,670.20	299,783,138.63	0.00	182,597,071.13

(1)  Neither Series 2009-D-I nor Series 2009-D-II shares in group allocations with other series. Therfore, certain figures set forth in section “B. Series Allocations” above, which include Series 2009-D-I and Series 2009-D-II, will not equal the corresponding figures set forth in this section “C. Group Allocations.”

	Group Investor Finance		Group Reallocable Investor
	Charge Collections	Group Expenses	Finance Charge Collections
Group 1	8,667,284.11	5,074,108.01	3,593,176.10
Group 2	291,115,854.54	112,112,562.19	179,003,292.35
D. Trust Performance
Delinquencies:

31-60 Days Delinquent:	151,062,275
61-90 Days Delinquent:	131,299,944
90+ Days Delinquent:	299,468,687
Total 30+ Days Delinquent:	581,830,906

Series 2004-2 Certificates

	Series	Total Investor
A. Investor/Transferor Allocations	Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	695,135,176.63	400,000,000.00	295,135,176.63
Beginning Adjusted Invested Amount	N/A	400,000,000.00	N/A
Floating Allocation Percentage	N/A	57.5428%	42.4572%
Principal Allocation Percentage	N/A	57.5428%	42.4572%
Collections of Finance Charge Receivables	12,049,868.14	6,933,827.29	5,116,040.85
Collections of Principal Receivables	211,303,406.47	121,589,822.28	89,713,584.19
Defaulted Amount	2,778,142.04	1,598,619.74	1,179,522.30

Ending Invested Amount / Transferor Amount	701,212,710.63	400,000,000.00	301,212,710.63

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	April 13, 2011	April 13, 2011	April 13, 2011
Coupon April 15, 2011 - May 15, 2011	0.38875%	0.58875%	0.88875%
Monthly Interest Due	111,808.82	15,209.38	27,551.25	154,569.45
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	111,808.82	15,209.38	27,551.25	154,569.45
Investor Default Amount	1,334,847.48	119,896.48	143,875.78	1,598,619.74
Investor Monthly Fees Due	556,666.67	50,000.00	60,000.00	666,666.67
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	2,003,322.97	185,105.86	231,427.03	2,419,855.86

Reallocated Investor Finance Charge Collections				6,683,374.64
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				15.4661%
Base Rate				2.4173%
Excess Spread Percentage				12.7906%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	334,000,000.00	30,000,000.00	36,000,000.00	400,000,000.00
Distributions of Interest	111,808.82	15,209.38	27,551.25	154,569.45
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	111,808.82	15,209.38	27,551.25	154,569.45
Ending Certificates Balance	334,000,000.00	30,000,000.00	36,000,000.00	400,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$0.33
2. The amount of the distribution in respect of Class A Monthly Interest:	$0.33
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$0.51
2. The amount of the distribution in respect of Class B Monthly Interest:	$0.51
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$4,291,070.03
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$27,551.25
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$4,263,518.78

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$5,580,617.82
a. Class A Monthly Interest:	$111,808.82
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$1,334,847.48
e. Excess Spread:	$4,133,961.52
2. Class B Available Funds:	$501,253.10
a. Class B Monthly Interest:	$15,209.38
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$486,043.72
3. Collateral Available Funds:	$601,503.72
a. Excess Spread:	$601,503.72
4. Total Excess Spread:	$5,221,508.96

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	57.5428%
2. Series 2004-2 Allocable Principal Collections:	$211,303,406.47
3. Principal Allocation Percentage of Series 2004-2 Allocable Principal Collections:	$121,589,822.28
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$121,589,822.28
6. Shared Principal Collections from other Series allocated to Series 2004-2:	$0.00
7. Other amounts treated as Available Principal Collections:	$1,598,619.74
8. Available Principal Collections (total of items 5., 6. & 7.):	$123,188,442.02

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$36,000,000.00
2. Required Collateral Invested Amount:	$36,000,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$123,188,442.02

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2004-2.
1. Excess Spread:	$5,221,508.96
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$119,896.48
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$27,551.25
9. Applied to unpaid Monthly Servicing Fee:	$666,666.67
10. Collateral Default Amount treated as Available Principal Collections:	$143,875.78
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$4,263,518.78

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2004-2.
1. Excess Spread:	$5,221,508.96
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$119,896.48
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$27,551.25
10. Applied to unpaid Monthly Servicing Fee:	$666,666.67
11. Collateral Default Amount treated as Available Principal Collections:	$143,875.78
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$4,263,518.78

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	2.4173%
b. Prior Monthly Period:	2.4541%
c. Second Prior Monthly Period:	2.6753%
2. Three Month Average Base Rate:	2.5156%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	15.4661%
b. Prior Monthly Period:	14.3337%
c. Second Prior Monthly Period:	15.9874%
4. Three Month Average Series Adjusted Portfolio Yield:	15.2624%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2005-2 Certificates

	Series	Total Investor
A. Investor/Transferor Allocations	Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,042,702,764.95	600,000,000.00	442,702,764.95
Beginning Adjusted Invested Amount	N/A	600,000,000.00	N/A
Floating Allocation Percentage	N/A	57.5428%	42.4572%
Principal Allocation Percentage	N/A	57.5428%	42.4572%
Collections of Finance Charge Receivables	18,074,802.21	10,400,740.93	7,674,061.28
Collections of Principal Receivables	316,955,109.71	182,384,733.42	134,570,376.29
Defaulted Amount	4,167,213.06	2,397,929.61	1,769,283.45

Ending Invested Amount / Transferor Amount	1,051,819,065.94	600,000,000.00	451,819,065.94

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	April 13, 2011	April 13, 2011	April 13, 2011
Coupon April 15, 2011 - May 15, 2011	0.31875%	0.49875%	0.70875%
Monthly Interest Due	137,514.06	19,326.56	32,956.88	189,797.50
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	137,514.06	19,326.56	32,956.88	189,797.50
Investor Default Amount	2,002,271.23	179,844.72	215,813.66	2,397,929.61
Investor Monthly Fees Due	835,000.00	75,000.00	90,000.00	1,000,000.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	2,974,785.29	274,171.28	338,770.54	3,587,727.11

Reallocated Investor Finance Charge Collections				9,983,005.28
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				15.3808%
Base Rate				2.3348%
Excess Spread Percentage				12.7906%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	501,000,000.00	45,000,000.00	54,000,000.00	600,000,000.00
Distributions of Interest	137,514.06	19,326.56	32,956.88	189,797.50
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	137,514.06	19,326.56	32,956.88	189,797.50
Ending Certificates Balance	501,000,000.00	45,000,000.00	54,000,000.00	600,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$0.27
2. The amount of the distribution in respect of Class A Monthly Interest:	$0.27
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$0.43
2. The amount of the distribution in respect of Class B Monthly Interest:	$0.43
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$6,428,235.06
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$32,956.88
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$6,395,278.18

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$8,335,809.41
a. Class A Monthly Interest:	$137,514.06
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$2,002,271.23
e. Excess Spread:	$6,196,024.12
2. Class B Available Funds:	$748,725.40
a. Class B Monthly Interest:	$19,326.56
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$729,398.84
3. Collateral Available Funds:	$898,470.48
a. Excess Spread:	$898,470.48
4. Total Excess Spread:	$7,823,893.44

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	57.5428%
2. Series 2005-2 Allocable Principal Collections:	$316,955,109.71
3. Principal Allocation Percentage of Series 2005-2 Allocable Principal Collections:	$182,384,733.42
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$182,384,733.42
6. Shared Principal Collections from other Series allocated to Series 2005-2:	$0.00
7. Other amounts treated as Available Principal Collections:	$2,397,929.61
8. Available Principal Collections (total of items 5., 6. & 7.):	$184,782,663.03

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$54,000,000.00
2. Required Collateral Invested Amount:	$54,000,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$184,782,663.03

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2005-2.
1. Excess Spread:	$7,823,893.44
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$179,844.72
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$32,956.88
9. Applied to unpaid Monthly Servicing Fee:	$1,000,000.00
10. Collateral Default Amount treated as Available Principal Collections:	$215,813.66
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$6,395,278.18

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2005-2.
1. Excess Spread:	$7,823,893.44
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$179,844.72
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$32,956.88
10. Applied to unpaid Monthly Servicing Fee:	$1,000,000.00
11. Collateral Default Amount treated as Available Principal Collections:	$215,813.66
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$6,395,278.18

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	2.3348%
b. Prior Monthly Period:	2.3716%
c. Second Prior Monthly Period:	2.5927%
2. Three Month Average Base Rate:	2.4330%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	15.3808%
b. Prior Monthly Period:	14.2512%
c. Second Prior Monthly Period:	15.9049%
4. Three Month Average Series Adjusted Portfolio Yield:	15.1790%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2005-4 Certificates

	Series	Total Investor
A. Investor/Transferor Allocations	Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	868,918,970.79	500,000,000.00	368,918,970.79
Beginning Adjusted Invested Amount	N/A	500,000,000.00	N/A
Floating Allocation Percentage	N/A	57.5428%	42.4572%
Principal Allocation Percentage	N/A	57.5428%	42.4572%
Collections of Finance Charge Receivables	15,062,335.17	8,667,284.11	6,395,051.06
Collections of Principal Receivables	264,129,258.09	151,987,277.85	112,141,980.24
Defaulted Amount	3,472,677.55	1,998,274.68	1,474,402.87

Ending Invested Amount / Transferor Amount	876,515,888.29	500,000,000.00	376,515,888.29

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	April 13, 2011	April 13, 2011	April 13, 2011
Coupon April 15, 2011 - May 15, 2011	0.28875%	0.46875%	0.63875%
Monthly Interest Due	103,809.64	15,136.72	24,751.56	143,697.92
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	103,809.64	15,136.72	24,751.56	143,697.92
Investor Default Amount	1,668,559.36	149,870.60	179,844.72	1,998,274.68
Investor Monthly Fees Due	695,833.33	62,500.00	75,000.00	833,333.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	2,468,202.33	227,507.32	279,596.28	2,975,305.93

Reallocated Investor Finance Charge Collections				8,304,704.40
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				15.3456%
Base Rate				2.3008%
Excess Spread Percentage				12.7906%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	417,500,000.00	37,500,000.00	45,000,000.00	500,000,000.00
Distributions of Interest	103,809.64	15,136.72	24,751.56	143,697.92
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	103,809.64	15,136.72	24,751.56	143,697.92
Ending Certificates Balance	417,500,000.00	37,500,000.00	45,000,000.00	500,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$0.25
2. The amount of the distribution in respect of Class A Monthly Interest:	$0.25
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$0.40
2. The amount of the distribution in respect of Class B Monthly Interest:	$0.40
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$5,354,150.03
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$24,751.56
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$5,329,398.47

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$6,934,428.17
a. Class A Monthly Interest:	$103,809.64
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$1,668,559.36
e. Excess Spread:	$5,162,059.17
2. Class B Available Funds:	$622,852.83
a. Class B Monthly Interest:	$15,136.72
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$607,716.11
3. Collateral Available Funds:	$747,423.40
a. Excess Spread:	$747,423.40
4. Total Excess Spread:	$6,517,198.68

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	57.5428%
2. Series 2005-4 Allocable Principal Collections:	$264,129,258.09
3. Principal Allocation Percentage of Series 2005-4 Allocable Principal Collections:	$151,987,277.85
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$151,987,277.85
6. Shared Principal Collections from other Series allocated to Series 2005-4:	$0.00
7. Other amounts treated as Available Principal Collections:	$1,998,274.68
8. Available Principal Collections (total of items 5., 6. & 7.):	$153,985,552.53

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$45,000,000.00
2. Required Collateral Invested Amount:	$45,000,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$153,985,552.53

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2005-4.
1. Excess Spread:	$6,517,198.68
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$149,870.60
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$24,751.56
9. Applied to unpaid Monthly Servicing Fee:	$833,333.33
10. Collateral Default Amount treated as Available Principal Collections:	$179,844.72
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$5,329,398.47

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2005-4.
1. Excess Spread:	$6,517,198.68
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$149,870.60
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$24,751.56
10. Applied to unpaid Monthly Servicing Fee:	$833,333.33
11. Collateral Default Amount treated as Available Principal Collections:	$179,844.72
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$5,329,398.47

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	2.3008%
b. Prior Monthly Period:	2.3375%
c. Second Prior Monthly Period:	2.5587%
2. Three Month Average Base Rate:	2.3990%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	15.3456%
b. Prior Monthly Period:	14.2171%
c. Second Prior Monthly Period:	15.8708%
4. Three Month Average Series Adjusted Portfolio Yield:	15.1445%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2005-7 Certificates

	Series	Total Investor
A. Investor/Transferor Allocations	Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,216,486,559.10	700,000,000.00	516,486,559.10
Beginning Adjusted Invested Amount	N/A	700,000,000.00	N/A
Floating Allocation Percentage	N/A	57.5428%	42.4572%
Principal Allocation Percentage	N/A	57.5428%	42.4572%
Collections of Finance Charge Receivables	21,087,269.24	12,134,197.75	8,953,071.49
Collections of Principal Receivables	369,780,961.33	212,782,189.00	156,998,772.33
Defaulted Amount	4,861,748.58	2,797,584.55	2,064,164.03

Ending Invested Amount / Transferor Amount	1,227,122,243.60	700,000,000.00	527,122,243.60

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	April 13, 2011	April 13, 2011	April 13, 2011
Coupon April 15, 2011 - May 15, 2011	0.28875%	0.48875%	0.62875%
Monthly Interest Due	145,333.49	22,095.57	34,109.69	201,538.75
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	145,333.49	22,095.57	34,109.69	201,538.75
Investor Default Amount	2,335,983.10	209,818.84	251,782.61	2,797,584.55
Investor Monthly Fees Due	974,166.67	87,500.00	105,000.00	1,166,666.67
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	3,455,483.26	319,414.41	390,892.30	4,165,789.97

Reallocated Investor Finance Charge Collections				11,626,947.83
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				15.3463%
Base Rate				2.3014%
Excess Spread Percentage				12.7906%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	584,500,000.00	52,500,000.00	63,000,000.00	700,000,000.00
Distributions of Interest	145,333.49	22,095.57	34,109.69	201,538.75
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	145,333.49	22,095.57	34,109.69	201,538.75
Ending Certificates Balance	584,500,000.00	52,500,000.00	63,000,000.00	700,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$0.25
2. The amount of the distribution in respect of Class A Monthly Interest:	$0.25
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$0.42
2. The amount of the distribution in respect of Class B Monthly Interest:	$0.42
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$7,495,267.55
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$34,109.69
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$7,461,157.86

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$9,708,501.44
a. Class A Monthly Interest:	$145,333.49
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$2,335,983.10
e. Excess Spread:	$7,227,184.85
2. Class B Available Funds:	$872,021.09
a. Class B Monthly Interest:	$22,095.57
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$849,925.52
3. Collateral Available Funds:	$1,046,425.30
a. Excess Spread:	$1,046,425.30
4. Total Excess Spread:	$9,123,535.67

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	57.5428%
2. Series 2005-7 Allocable Principal Collections:	$369,780,961.33
3. Principal Allocation Percentage of Series 2005-7 Allocable Principal Collections:	$212,782,189.00
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$212,782,189.00
6. Shared Principal Collections from other Series allocated to Series 2005-7:	$0.00
7. Other amounts treated as Available Principal Collections:	$2,797,584.55
8. Available Principal Collections (total of items 5., 6. & 7.):	$215,579,773.55

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$63,000,000.00
2. Required Collateral Invested Amount:	$63,000,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$215,579,773.55

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2005-7.
1. Excess Spread:	$9,123,535.67
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$209,818.84
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$34,109.69
9. Applied to unpaid Monthly Servicing Fee:	$1,166,666.67
10. Collateral Default Amount treated as Available Principal Collections:	$251,782.61
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$7,461,157.86

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2005-7.
1. Excess Spread:	$9,123,535.67
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$209,818.84
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$34,109.69
10. Applied to unpaid Monthly Servicing Fee:	$1,166,666.67
11. Collateral Default Amount treated as Available Principal Collections:	$251,782.61
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$7,461,157.86

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	2.3014%
b. Prior Monthly Period:	2.3381%
c. Second Prior Monthly Period:	2.5593%
2. Three Month Average Base Rate:	2.3996%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	15.3463%
b. Prior Monthly Period:	14.2177%
c. Second Prior Monthly Period:	15.8714%
4. Three Month Average Series Adjusted Portfolio Yield:	15.1451%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2006-1 Certificates

	Series	Total Investor
A. Investor/Transferor Allocations	Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,737,837,941.58	1,000,000,000.00	737,837,941.58
Beginning Adjusted Invested Amount	N/A	1,000,000,000.00	N/A
Floating Allocation Percentage	N/A	57.5428%	42.4572%
Principal Allocation Percentage	N/A	57.5428%	42.4572%
Collections of Finance Charge Receivables	30,124,670.34	17,334,963.70	12,790,102.13
Collections of Principal Receivables	528,258,516.18	303,974,555.71	224,283,960.47
Defaulted Amount	6,945,355.11	3,996,549.36	2,948,805.75

Ending Invested Amount / Transferor Amount	1,753,031,776.57	1,000,000,000.00	753,031,776.57

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	4,175,000.00	0.00	0.00	4,175,000.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	4,175,000.00	0.00	0.00	4,175,000.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	4,175,000.00	0.00	0.00	4,175,000.00

LIBOR Determination Date	April 13, 2011	April 13, 2011	April 13, 2011
Coupon April 15, 2011 - May 15, 2011	0.24875%	0.35875%	0.49875%
Monthly Interest Due	178,858.16	23,169.27	38,653.13	240,680.56
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	178,858.16	23,169.27	38,653.13	240,680.56
Investor Default Amount	3,337,118.72	299,741.20	359,689.44	3,996,549.36
Investor Monthly Fees Due	1,391,666.67	125,000.00	150,000.00	1,666,666.67
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	4,907,643.55	447,910.47	548,342.57	5,903,896.59

Reallocated Investor Finance Charge Collections				16,562,693.54
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				395.49
Series Adjusted Portfolio Yield				15.2893%
Base Rate				2.2457%
Excess Spread Percentage				12.7910%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	835,000,000.00	75,000,000.00	90,000,000.00	1,000,000,000.00
Distributions of Interest	178,858.16	23,169.27	38,653.13	240,680.56
Deposits to the Principal Funding Account	835,000,000.00	75,000,000.00	0.00	910,000,000.00
Distributions of Principal	835,000,000.00	75,000,000.00	90,000,000.00	1,000,000,000.00
Total Distributions	835,178,858.16	75,023,169.27	90,038,653.13	1,000,240,680.56
Ending Certificates Balance	0.00	0.00	0.00	0.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$1,000.21
2. The amount of the distribution in respect of Class A Monthly Interest:	$0.21
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$1,000.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$1,000.31
2. The amount of the distribution in respect of Class B Monthly Interest:	$0.31
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$1,000.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$100,697,845.57
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$38,653.13
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$90,000,000.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$10,659,192.44

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$13,830,179.34
a. Class A Monthly Interest:	$178,858.16
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$3,337,118.72
e. Excess Spread:	$10,314,202.46
2. Class B Available Funds:	$1,242,231.68
a. Class B Monthly Interest:	$23,169.27
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$1,219,062.41
3. Collateral Available Funds:	$1,490,678.01
a. Excess Spread:	$1,490,678.01
4. Total Excess Spread:	$13,023,942.88

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	57.5428%
2. Series 2006-1 Allocable Principal Collections:	$528,258,516.18
3. Principal Allocation Percentage of Series 2006-1 Allocable Principal Collections:	$303,974,555.71
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$303,974,555.71
6. Shared Principal Collections from other Series allocated to Series 2006-1:	$692,028,894.93
7. Other amounts treated as Available Principal Collections:	$3,996,549.36
8. Available Principal Collections (total of items 5., 6. & 7.):	$1,000,000,000.00

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	N/A
2. Required Collateral Invested Amount:	N/A
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	N/A
4. Treated as Shared Principal Collections:	N/A

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$910,000,000.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$90,000,000.00
3. Distribution of Principal:	$1,000,000,000.00
4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2006-1.
1. Excess Spread:	$13,023,942.88
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$299,741.20
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$38,653.13
9. Applied to unpaid Monthly Servicing Fee:	$1,666,666.67
10. Collateral Default Amount treated as Available Principal Collections:	$359,689.44
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$10,659,192.44

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2006-1.
1. Excess Spread:	$13,023,942.88
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$299,741.20
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$38,653.13
10. Applied to unpaid Monthly Servicing Fee:	$1,666,666.67
11. Collateral Default Amount treated as Available Principal Collections:	$359,689.44
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$10,659,192.44

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	2.2457%
b. Prior Monthly Period:	2.2825%
c. Second Prior Monthly Period:	2.5037%
2. Three Month Average Base Rate:	2.3440%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	15.2893%
b. Prior Monthly Period:	14.1627%
c. Second Prior Monthly Period:	15.8165%
4. Three Month Average Series Adjusted Portfolio Yield:	15.0895%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2006-2 Certificates

	Series	Total Investor
A. Investor/Transferor Allocations	Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	868,918,970.79	500,000,000.00	368,918,970.79
Beginning Adjusted Invested Amount	N/A	500,000,000.00	N/A
Floating Allocation Percentage	N/A	57.5428%	42.4572%
Principal Allocation Percentage	N/A	57.5428%	42.4572%
Collections of Finance Charge Receivables	15,062,335.17	8,667,491.32	6,395,051.06
Collections of Principal Receivables	264,129,258.09	151,987,277.85	112,141,980.24
Defaulted Amount	3,472,677.55	1,998,274.68	1,474,402.87

Ending Invested Amount / Transferor Amount	876,515,888.29	500,000,000.00	376,515,888.29

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	2,187,500.00	0.00	0.00	2,187,500.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	2,187,500.00	0.00	0.00	2,187,500.00
Required Reserve Account Amount	2,187,500.00	0.00	0.00	2,187,500.00

LIBOR Determination Date	NA	NA	NA
Coupon April 15, 2011 - May 15, 2011	5.35000%	5.55000%	5.65000%
Monthly Interest Due	1,950,520.83	127,187.50	164,791.67	2,242,500.00
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,950,520.83	127,187.50	164,791.67	2,242,500.00
Investor Default Amount	1,748,490.34	109,905.11	139,879.23	1,998,274.68
Investor Monthly Fees Due	729,166.67	45,833.33	58,333.33	833,333.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	4,428,177.84	282,925.94	363,004.23	5,074,108.01

Reallocated Investor Finance Charge Collections				8,667,284.11
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				207.21
Series Adjusted Portfolio Yield				16.2284%
Base Rate				7.2431%
Excess Spread Percentage				8.6241%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	437,500,000.00	27,500,000.00	35,000,000.00	500,000,000.00
Distributions of Interest	1,950,520.83	127,187.50	164,791.67	2,242,500.00
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	1,950,520.83	127,187.50	164,791.67	2,242,500.00
Ending Certificates Balance	437,500,000.00	27,500,000.00	35,000,000.00	500,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$4.46
2. The amount of the distribution in respect of Class A Monthly Interest:	$4.46
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$4.63
2. The amount of the distribution in respect of Class B Monthly Interest:	$4.63
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$3,758,174.98
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$164,791.67
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$3,593,383.31

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$7,584,054.91
a. Class A Monthly Interest:	$1,950,520.83
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$1,748,490.34
e. Excess Spread:	$3,885,043.74
2. Class B Available Funds:	$476,712.02
a. Class B Monthly Interest:	$127,187.50
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$349,524.52
3. Collateral Available Funds:	$606,724.39
a. Excess Spread:	$606,724.39
4. Total Excess Spread:	$4,841,292.65

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	57.5428%
2. Series 2006-2 Allocable Principal Collections:	$264,129,258.09
3. Principal Allocation Percentage of Series 2006-2 Allocable Principal Collections:	$151,987,277.85
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$151,987,277.85
6. Shared Principal Collections from other Series allocated to Series 2006-2:	$0.00
7. Other amounts treated as Available Principal Collections:	$1,998,274.68
8. Available Principal Collections (total of items 5., 6. & 7.):	$153,985,552.53

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$35,000,000.00
2. Required Collateral Invested Amount:	$35,000,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$153,985,552.53

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2006-2.
1. Excess Spread:	$4,841,292.65
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$109,905.11
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$164,791.67
9. Applied to unpaid Monthly Servicing Fee:	$833,333.33
10. Collateral Default Amount treated as Available Principal Collections:	$139,879.23
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$3,593,383.31

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-I Allocated to Series 2006-2.
1. Excess Spread:	$4,841,292.65
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-I	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$109,905.11
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$164,791.67
10. Applied to unpaid Monthly Servicing Fee:	$833,333.33
11. Collateral Default Amount treated as Available Principal Collections:	$139,879.23
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$3,593,383.31

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	7.2431%
b. Prior Monthly Period:	7.2431%
c. Second Prior Monthly Period:	8.0191%
2. Three Month Average Base Rate:	7.5018%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	16.2284%
b. Prior Monthly Period:	15.0712%
c. Second Prior Monthly Period:	16.7242%
4. Three Month Average Series Adjusted Portfolio Yield:	16.0080%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2006-3 Certificates

	Series	Total Investor
A. Investor/Transferor Allocations	Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,042,702,764.95	600,000,000.00	442,702,764.95
Beginning Adjusted Invested Amount	N/A	600,000,000.00	N/A
Floating Allocation Percentage	N/A	57.5428%	42.4572%
Principal Allocation Percentage	N/A	57.5428%	42.4572%
Collections of Finance Charge Receivables	18,074,802.21	10,400,740.93	7,674,061.28
Collections of Principal Receivables	316,955,109.71	182,384,733.42	134,570,376.29
Defaulted Amount	4,167,213.06	2,397,929.61	1,769,283.45

Ending Invested Amount / Transferor Amount	1,051,819,065.94	600,000,000.00	451,819,065.94

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	2,505,000.00	0.00	0.00	2,505,000.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	2,505,000.00	0.00	0.00	2,505,000.00
Required Reserve Account Amount	2,505,000.00	0.00	0.00	2,505,000.00

LIBOR Determination Date	April 13, 2011	April 13, 2011	April 13, 2011
Coupon April 15, 2011 - May 15, 2011	0.23875%	0.33875%	0.49875%
Monthly Interest Due	103,000.73	13,126.56	23,191.88	139,319.17
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	103,000.73	13,126.56	23,191.88	139,319.17
Investor Default Amount	2,002,271.23	179,844.72	215,813.66	2,397,929.61
Investor Monthly Fees Due	835,000.00	75,000.00	90,000.00	1,000,000.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	2,940,271.96	267,971.28	329,005.54	3,537,248.78

Reallocated Investor Finance Charge Collections				9,932,526.95
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				15.2785%
Base Rate				2.2358%
Excess Spread Percentage				12.7906%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	501,000,000.00	45,000,000.00	54,000,000.00	600,000,000.00
Distributions of Interest	103,000.73	13,126.56	23,191.88	139,319.17
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	103,000.73	13,126.56	23,191.88	139,319.17
Ending Certificates Balance	501,000,000.00	45,000,000.00	54,000,000.00	600,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$0.21
2. The amount of the distribution in respect of Class A Monthly Interest:	$0.21
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$0.29
2. The amount of the distribution in respect of Class B Monthly Interest:	$0.29
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$3,913,470.05
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$23,191.88
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$3,890,278.17

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$8,293,660.00
a. Class A Monthly Interest:	$103,000.73
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$2,002,271.23
e. Excess Spread:	$6,188,388.04
2. Class B Available Funds:	$744,939.52
a. Class B Monthly Interest:	$13,126.56
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$731,812.96
3. Collateral Available Funds:	$893,927.43
a. Excess Spread:	$893,927.43
4. Total Excess Spread:	$7,814,128.43

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	57.5428%
2. Series 2006-3 Allocable Principal Collections:	$316,955,109.71
3. Principal Allocation Percentage of Series 2006-3 Allocable Principal Collections:	$182,384,733.42
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$182,384,733.42
6. Shared Principal Collections from other Series allocated to Series 2006-3:	$0.00
7. Other amounts treated as Available Principal Collections:	$2,397,929.61
8. Available Principal Collections (total of items 5., 6. & 7.):	$184,782,663.03

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$54,000,000.00
2. Required Collateral Invested Amount:	$54,000,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$184,782,663.03

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2006-3.
1. Excess Spread:	$7,814,128.43
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$179,844.72
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$23,191.88
9. Applied to unpaid Monthly Servicing Fee:	$1,000,000.00
10. Collateral Default Amount treated as Available Principal Collections:	$215,813.66
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$2,505,000.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$3,890,278.17

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2006-3.
1. Excess Spread:	$7,814,128.43
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$179,844.72
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$23,191.88
10. Applied to unpaid Monthly Servicing Fee:	$1,000,000.00
11. Collateral Default Amount treated as Available Principal Collections:	$215,813.66
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$2,505,000.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$3,890,278.17

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	2.2358%
b. Prior Monthly Period:	2.2725%
c. Second Prior Monthly Period:	2.4937%
2. Three Month Average Base Rate:	2.3340%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	15.2785%
b. Prior Monthly Period:	14.1521%
c. Second Prior Monthly Period:	15.8058%
4. Three Month Average Series Adjusted Portfolio Yield:	15.0788%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2007-1 Certificates

	Series	Total Investor
A. Investor/Transferor Allocations	Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	868,918,970.79	500,000,000.00	368,918,970.79
Beginning Adjusted Invested Amount	N/A	500,000,000.00	N/A
Floating Allocation Percentage	N/A	57.5428%	42.4572%
Principal Allocation Percentage	N/A	57.5428%	42.4572%
Collections of Finance Charge Receivables	15,062,335.17	8,667,284.11	6,395,051.06
Collections of Principal Receivables	264,129,258.09	151,987,277.85	112,141,980.24
Defaulted Amount	3,472,677.55	1,998,274.68	1,474,402.87

Ending Invested Amount / Transferor Amount	876,515,888.29	500,000,000.00	376,515,888.29

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	April 13, 2011	April 13, 2011	April 13, 2011
Coupon April 15, 2011 - May 15, 2011	0.23875%	0.32875%	0.48875%
Monthly Interest Due	90,459.72	7,784.98	13,678.21	111,922.91
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	90,459.72	7,784.98	13,678.21	111,922.91
Investor Default Amount	1,758,481.72	109,905.11	129,887.85	1,998,274.68
Investor Monthly Fees Due	733,333.33	45,833.33	54,166.67	833,333.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	2,582,274.77	163,523.42	197,732.73	2,943,530.92

Reallocated Investor Finance Charge Collections				8,272,929.39
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				15.2683%
Base Rate				2.2259%
Excess Spread Percentage				12.7906%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	440,000,000.00	27,500,000.00	32,500,000.00	500,000,000.00
Distributions of Interest	90,459.72	7,784.98	13,678.21	111,922.91
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	90,459.72	7,784.98	13,678.21	111,922.91
Ending Certificates Balance	440,000,000.00	27,500,000.00	32,500,000.00	500,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$0.21
2. The amount of the distribution in respect of Class A Monthly Interest:	$0.21
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$0.28
2. The amount of the distribution in respect of Class B Monthly Interest:	$0.28
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$5,343,076.68
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$13,678.21
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$5,329,398.47

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$7,280,177.86
a. Class A Monthly Interest:	$90,459.72
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$1,758,481.72
e. Excess Spread:	$5,431,236.42
2. Class B Available Funds:	$455,011.12
a. Class B Monthly Interest:	$7,784.98
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$447,226.14
3. Collateral Available Funds:	$537,740.41
a. Excess Spread:	$537,740.41
4. Total Excess Spread:	$6,416,202.97

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	57.5428%
2. Series 2007-1 Allocable Principal Collections:	$264,129,258.09
3. Principal Allocation Percentage of Series 2007-1 Allocable Principal Collections:	$151,987,277.85
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$151,987,277.85
6. Shared Principal Collections from other Series allocated to Series 2007-1:	$0.00
7. Other amounts treated as Available Principal Collections:	$1,998,274.68
8. Available Principal Collections (total of items 5., 6. & 7.):	$153,985,552.53

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$32,500,000.00
2. Required Collateral Invested Amount:	$32,500,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$153,985,552.53

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2007-1.
1. Excess Spread:	$6,416,202.97
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$109,905.11
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$13,678.21
9. Applied to unpaid Monthly Servicing Fee:	$833,333.33
10. Collateral Default Amount treated as Available Principal Collections:	$129,887.85
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$5,329,398.47

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2007-1.
1. Excess Spread:	$6,416,202.97
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$109,905.11
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$13,678.21
10. Applied to unpaid Monthly Servicing Fee:	$833,333.33
11. Collateral Default Amount treated as Available Principal Collections:	$129,887.85
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$5,329,398.47

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	2.2259%
b. Prior Monthly Period:	2.2627%
c. Second Prior Monthly Period:	2.4838%
2. Three Month Average Base Rate:	2.3241%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	15.2683%
b. Prior Monthly Period:	14.1423%
c. Second Prior Monthly Period:	15.7960%
4. Three Month Average Series Adjusted Portfolio Yield:	15.0689%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2007-2 Certificates

	Series	Total Investor
A. Investor/Transferor Allocations	Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	868,918,970.79	500,000,000.00	368,918,970.79
Beginning Adjusted Invested Amount	N/A	500,000,000.00	N/A
Floating Allocation Percentage	N/A	57.5428%	42.4572%
Principal Allocation Percentage	N/A	57.5428%	42.4572%
Collections of Finance Charge Receivables	15,062,335.17	8,667,284.11	6,395,051.06
Collections of Principal Receivables	264,129,258.09	151,987,277.85	112,141,980.24
Defaulted Amount	3,472,677.55	1,998,274.68	1,474,402.87

Ending Invested Amount / Transferor Amount	876,515,888.29	500,000,000.00	376,515,888.29

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	April 13, 2011	April 13, 2011	April 13, 2011
Coupon April 15, 2011 - May 15, 2011	0.26875%	0.39875%	0.56875%
Monthly Interest Due	101,826.39	9,442.62	15,917.10	127,186.11
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	101,826.39	9,442.62	15,917.10	127,186.11
Investor Default Amount	1,758,481.72	109,905.11	129,887.85	1,998,274.68
Investor Monthly Fees Due	733,333.33	45,833.33	54,166.67	833,333.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	2,593,641.44	165,181.06	199,971.62	2,958,794.12

Reallocated Investor Finance Charge Collections				8,288,192.59
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				15.3055%
Base Rate				2.2619%
Excess Spread Percentage				12.7906%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	440,000,000.00	27,500,000.00	32,500,000.00	500,000,000.00
Distributions of Interest	101,826.39	9,442.62	15,917.10	127,186.11
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	101,826.39	9,442.62	15,917.10	127,186.11
Ending Certificates Balance	440,000,000.00	27,500,000.00	32,500,000.00	500,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$0.23
2. The amount of the distribution in respect of Class A Monthly Interest:	$0.23
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$0.34
2. The amount of the distribution in respect of Class B Monthly Interest:	$0.34
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$5,345,315.57
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$15,917.10
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$5,329,398.47

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$7,293,609.48
a. Class A Monthly Interest:	$101,826.39
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$1,758,481.72
e. Excess Spread:	$5,433,301.37
2. Class B Available Funds:	$455,850.59
a. Class B Monthly Interest:	$9,442.62
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$446,407.97
3. Collateral Available Funds:	$538,732.52
a. Excess Spread:	$538,732.52
4. Total Excess Spread:	$6,418,441.86

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	57.5428%
2. Series 2007-2 Allocable Principal Collections:	$264,129,258.09
3. Principal Allocation Percentage of Series 2007-2 Allocable Principal Collections:	$151,987,277.85
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$151,987,277.85
6. Shared Principal Collections from other Series allocated to Series 2007-2:	$0.00
7. Other amounts treated as Available Principal Collections:	$1,998,274.68
8. Available Principal Collections (total of items 5., 6. & 7.):	$153,985,552.53

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$32,500,000.00
2. Required Collateral Invested Amount:	$32,500,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$153,985,552.53

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2007-2.
1. Excess Spread:	$6,418,441.86
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$109,905.11
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$15,917.10
9. Applied to unpaid Monthly Servicing Fee:	$833,333.33
10. Collateral Default Amount treated as Available Principal Collections:	$129,887.85
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$5,329,398.47

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2007-2.
1. Excess Spread:	$6,418,441.86
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$109,905.11
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$15,917.10
10. Applied to unpaid Monthly Servicing Fee:	$833,333.33
11. Collateral Default Amount treated as Available Principal Collections:	$129,887.85
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$5,329,398.47

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	2.2619%
b. Prior Monthly Period:	2.2986%
c. Second Prior Monthly Period:	2.5198%
2. Three Month Average Base Rate:	2.3601%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	15.3055%
b. Prior Monthly Period:	14.1782%
c. Second Prior Monthly Period:	15.8319%
4. Three Month Average Series Adjusted Portfolio Yield:	15.1052%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2007-5 Certificates

	Series	Total Investor
A. Investor/Transferor Allocations	Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	868,918,970.79	500,000,000.00	368,918,970.79
Beginning Adjusted Invested Amount	N/A	500,000,000.00	N/A
Floating Allocation Percentage	N/A	57.5428%	42.4572%
Principal Allocation Percentage	N/A	57.5428%	42.4572%
Collections of Finance Charge Receivables	15,062,335.17	8,667,284.11	6,395,051.06
Collections of Principal Receivables	264,129,258.09	151,987,277.85	112,141,980.24
Defaulted Amount	3,472,677.55	1,998,274.68	1,474,402.87

Ending Invested Amount / Transferor Amount	876,515,888.29	500,000,000.00	376,515,888.29

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	April 13, 2011	April 13, 2011	April 13, 2011
Coupon April 15, 2011 - May 15, 2011	0.24875%	0.36875%	0.56875%
Monthly Interest Due	94,248.61	8,732.20	15,917.10	118,897.91
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	94,248.61	8,732.20	15,917.10	118,897.91
Investor Default Amount	1,758,481.72	109,905.11	129,887.85	1,998,274.68
Investor Monthly Fees Due	733,333.33	45,833.33	54,166.67	833,333.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	2,586,063.66	164,470.64	199,971.62	2,950,505.92

Reallocated Investor Finance Charge Collections				8,279,904.39
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				15.2853%
Base Rate				2.2424%
Excess Spread Percentage				12.7906%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	440,000,000.00	27,500,000.00	32,500,000.00	500,000,000.00
Distributions of Interest	94,248.61	8,732.20	15,917.10	118,897.91
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	94,248.61	8,732.20	15,917.10	118,897.91
Ending Certificates Balance	440,000,000.00	27,500,000.00	32,500,000.00	500,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$0.21
2. The amount of the distribution in respect of Class A Monthly Interest:	$0.21
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$0.32
2. The amount of the distribution in respect of Class B Monthly Interest:	$0.32
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$5,345,315.57
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$15,917.10
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$5,329,398.47

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$7,286,315.86
a. Class A Monthly Interest:	$94,248.61
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$1,758,481.72
e. Excess Spread:	$5,433,585.53
2. Class B Available Funds:	$455,394.74
a. Class B Monthly Interest:	$8,732.20
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$446,662.54
3. Collateral Available Funds:	$538,193.79
a. Excess Spread:	$538,193.79
4. Total Excess Spread:	$6,418,441.86

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	57.5428%
2. Series 2007-5 Allocable Principal Collections:	$264,129,258.09
3. Principal Allocation Percentage of Series 2007-5 Allocable Principal Collections:	$151,987,277.85
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$151,987,277.85
6. Shared Principal Collections from other Series allocated to Series 2007-5:	$0.00
7. Other amounts treated as Available Principal Collections:	$1,998,274.68
8. Available Principal Collections (total of items 5., 6. & 7.):	$153,985,552.53

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$32,500,000.00
2. Required Collateral Invested Amount:	$32,500,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$153,985,552.53

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2007-5.
1. Excess Spread:	$6,418,441.86
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$109,905.11
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$15,917.10
9. Applied to unpaid Monthly Servicing Fee:	$833,333.33
10. Collateral Default Amount treated as Available Principal Collections:	$129,887.85
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$5,329,398.47

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2007-5.
1. Excess Spread:	$6,418,441.86
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$109,905.11
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$15,917.10
10. Applied to unpaid Monthly Servicing Fee:	$833,333.33
11. Collateral Default Amount treated as Available Principal Collections:	$129,887.85
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$5,329,398.47

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	2.2424%
b. Prior Monthly Period:	2.2791%
c. Second Prior Monthly Period:	2.5003%
2. Three Month Average Base Rate:	2.3406%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	15.2853%
b. Prior Monthly Period:	14.1587%
c. Second Prior Monthly Period:	15.8124%
4. Three Month Average Series Adjusted Portfolio Yield:	15.0855%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2007-7 Certificates

	Series	Total Investor
A. Investor/Transferor Allocations	Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,564,054,147.42	900,000,000.00	664,054,147.42
Beginning Adjusted Invested Amount	N/A	900,000,000.00	N/A
Floating Allocation Percentage	N/A	57.5428%	42.4572%
Principal Allocation Percentage	N/A	57.5428%	42.4572%
Collections of Finance Charge Receivables	27,112,203.31	15,601,111.39	11,511,091.92
Collections of Principal Receivables	475,432,664.56	273,577,100.13	201,855,564.43
Defaulted Amount	6,250,819.60	3,596,894.42	2,653,925.18

Ending Invested Amount / Transferor Amount	1,577,728,598.92	900,000,000.00	677,728,598.92

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	April 13, 2011	April 13, 2011	April 13, 2011
Coupon April 15, 2011 - May 15, 2011	0.25875%	0.38875%	0.60875%
Monthly Interest Due	176,467.50	16,570.47	30,665.78	223,703.75
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	176,467.50	16,570.47	30,665.78	223,703.75
Investor Default Amount	3,165,267.09	197,829.19	233,798.14	3,596,894.42
Investor Monthly Fees Due	1,320,000.00	82,500.00	97,500.00	1,500,000.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	4,661,734.59	296,899.66	361,963.92	5,320,598.17

Reallocated Investor Finance Charge Collections				14,913,515.42
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				15.2984%
Base Rate				2.2550%
Excess Spread Percentage				12.7906%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	792,000,000.00	49,500,000.00	58,500,000.00	900,000,000.00
Distributions of Interest	176,467.50	16,570.47	30,665.78	223,703.75
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	176,467.50	16,570.47	30,665.78	223,703.75
Ending Certificates Balance	792,000,000.00	49,500,000.00	58,500,000.00	900,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$0.22
2. The amount of the distribution in respect of Class A Monthly Interest:	$0.22
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$0.33
2. The amount of the distribution in respect of Class B Monthly Interest:	$0.33
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$9,623,583.03
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$30,665.78
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$9,592,917.25

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$13,123,893.57
a. Class A Monthly Interest:	$176,467.50
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$3,165,267.09
e. Excess Spread:	$9,782,158.98
2. Class B Available Funds:	$820,243.35
a. Class B Monthly Interest:	$16,570.47
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$803,672.88
3. Collateral Available Funds:	$969,378.50
a. Excess Spread:	$969,378.50
4. Total Excess Spread:	$11,555,210.36

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	57.5428%
2. Series 2007-7 Allocable Principal Collections:	$475,432,664.56
3. Principal Allocation Percentage of Series 2007-7 Allocable Principal Collections:	$273,577,100.13
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$273,577,100.13
6. Shared Principal Collections from other Series allocated to Series 2007-7:	$0.00
7. Other amounts treated as Available Principal Collections:	$3,596,894.42
8. Available Principal Collections (total of items 5., 6. & 7.):	$277,173,994.55

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$58,500,000.00
2. Required Collateral Invested Amount:	$58,500,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$277,173,994.55

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2007-7.
1. Excess Spread:	$11,555,210.36
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$197,829.19
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$30,665.78
9. Applied to unpaid Monthly Servicing Fee:	$1,500,000.00
10. Collateral Default Amount treated as Available Principal Collections:	$233,798.14
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$9,592,917.25

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2007-7.
1. Excess Spread:	$11,555,210.36
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$197,829.19
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$30,665.78
10. Applied to unpaid Monthly Servicing Fee:	$1,500,000.00
11. Collateral Default Amount treated as Available Principal Collections:	$233,798.14
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$9,592,917.25

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	2.2550%
b. Prior Monthly Period:	2.2918%
c. Second Prior Monthly Period:	2.5129%
2. Three Month Average Base Rate:	2.3532%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	15.2984%
b. Prior Monthly Period:	14.1714%
c. Second Prior Monthly Period:	15.8251%
4. Three Month Average Series Adjusted Portfolio Yield:	15.0983%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2007-8 Certificates

	Series	Total Investor
A. Investor/Transferor Allocations	Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,085,405,529.89	1,200,000,000.00	885,405,529.89
Beginning Adjusted Invested Amount	N/A	1,200,000,000.00	N/A
Floating Allocation Percentage	N/A	57.5428%	42.4572%
Principal Allocation Percentage	N/A	57.5428%	42.4572%
Collections of Finance Charge Receivables	36,149,604.41	20,801,481.86	15,348,122.55
Collections of Principal Receivables	633,910,219.42	364,769,466.85	269,140,752.57
Defaulted Amount	8,334,426.13	4,795,859.23	3,538,566.90

Ending Invested Amount / Transferor Amount	2,103,638,131.89	1,200,000,000.00	903,638,131.89

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	April 13, 2011	April 13, 2011	April 13, 2011
Coupon April 15, 2011 - May 15, 2011	0.51875%	0.91875%	1.51875%
Monthly Interest Due	471,716.67	52,215.63	102,009.38	625,941.68
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	471,716.67	52,215.63	102,009.38	625,941.68
Investor Default Amount	4,220,356.12	263,772.26	311,730.85	4,795,859.23
Investor Monthly Fees Due	1,760,000.00	110,000.00	130,000.00	2,000,000.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	6,452,072.79	425,987.89	543,740.23	7,421,800.91

Reallocated Investor Finance Charge Collections				20,212,357.25
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				15.6306%
Base Rate				2.5765%
Excess Spread Percentage				12.7906%

C. Certificates — Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,056,000,000.00	66,000,000.00	78,000,000.00	1,200,000,000.00
Distributions of Interest	471,716.67	52,215.63	102,009.38	625,941.68
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	471,716.67	52,215.63	102,009.38	625,941.68
Ending Certificates Balance	1,056,000,000.00	66,000,000.00	78,000,000.00	1,200,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$0.45
2. The amount of the distribution in respect of Class A Monthly Interest:	$0.45
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$0.79
2. The amount of the distribution in respect of Class B Monthly Interest:	$0.79
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$12,892,565.72
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$102,009.38
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$12,790,556.34

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$17,786,874.38
a. Class A Monthly Interest:	$471,716.67
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$4,220,356.12
e. Excess Spread:	$13,094,801.59
2. Class B Available Funds:	$1,111,679.65
a. Class B Monthly Interest:	$52,215.63
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$1,059,464.02
3. Collateral Available Funds:	$1,313,803.22
a. Excess Spread:	$1,313,803.22
4. Total Excess Spread:	$15,468,068.83

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	57.5428%
2. Series 2007-8 Allocable Principal Collections:	$633,910,219.42
3. Principal Allocation Percentage of Series 2007-8 Allocable Principal Collections:	$364,769,466.85
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$364,769,466.85
6. Shared Principal Collections from other Series allocated to Series 2007-8:	$0.00
7. Other amounts treated as Available Principal Collections:	$4,795,859.23
8. Available Principal Collections (total of items 5., 6. & 7.):	$369,565,326.08

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$78,000,000.00
2. Required Collateral Invested Amount:	$78,000,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$369,565,326.08

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2007-8.
1. Excess Spread:	$15,468,068.83
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$263,772.26
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$102,009.38
9. Applied to unpaid Monthly Servicing Fee:	$2,000,000.00
10. Collateral Default Amount treated as Available Principal Collections:	$311,730.85
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$12,790,556.34

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2007-8.
1. Excess Spread:	$15,468,068.83
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$263,772.26
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$102,009.38
10. Applied to unpaid Monthly Servicing Fee:	$2,000,000.00
11. Collateral Default Amount treated as Available Principal Collections:	$311,730.85
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$12,790,556.34

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	2.5765%
b. Prior Monthly Period:	2.6133%
c. Second Prior Monthly Period:	2.8344%
2. Three Month Average Base Rate:	2.6747%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	15.6306%
b. Prior Monthly Period:	14.4929%
c. Second Prior Monthly Period:	16.1466%
4. Three Month Average Series Adjusted Portfolio Yield:	15.4234%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2008-2 Certificates

	Series	Total Investor
A. Investor/Transferor Allocations	Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,369,781,854.98	1,363,638,000.00	1,006,143,854.98
Beginning Adjusted Invested Amount	N/A	1,363,638,000.00	N/A
Floating Allocation Percentage	N/A	57.5428%	42.4572%
Principal Allocation Percentage	N/A	57.5428%	42.4572%
Collections of Finance Charge Receivables	41,079,145.22	23,638,075.93	17,441,069.29
Collections of Principal Receivables	720,353,386.49	414,511,255.20	305,842,131.29
Defaulted Amount	9,470,950.15	5,449,846.57	4,021,103.58

Ending Invested Amount / Transferor Amount	2,390,500,745.74	1,363,638,000.00	1,026,862,745.74

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	April 13, 2011	April 13, 2011	April 13, 2011
Coupon April 15, 2011 - May 15, 2011	1.47875%	3.96875%	5.21875%
Monthly Interest Due	1,528,041.67	256,318.52	398,327.91	2,182,688.10
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,528,041.67	256,318.52	398,327.91	2,182,688.10
Investor Default Amount	4,795,859.22	299,745.20	354,242.15	5,449,846.57
Investor Monthly Fees Due	2,000,000.00	125,001.67	147,728.33	2,272,730.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	8,323,900.89	681,065.39	900,298.39	9,905,264.67

Reallocated Investor Finance Charge Collections				24,440,005.22
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				16.9434%
Base Rate				3.8470%
Excess Spread Percentage				12.7906%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,200,000,000.00	75,001,000.00	88,637,000.00	1,363,638,000.00
Distributions of Interest	1,528,041.67	256,318.52	398,327.91	2,182,688.10
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	1,528,041.67	256,318.52	398,327.91	2,182,688.10
Ending Certificates Balance	1,200,000,000.00	75,001,000.00	88,637,000.00	1,363,638,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$1.27
2. The amount of the distribution in respect of Class A Monthly Interest:	$1.27
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$3.42
2. The amount of the distribution in respect of Class B Monthly Interest:	$3.42
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$14,933,068.46
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$398,327.91
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$14,534,740.55

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$21,507,178.78
a. Class A Monthly Interest:	$1,528,041.67
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$4,795,859.22
e. Excess Spread:	$15,183,277.89
2. Class B Available Funds:	$1,344,216.60
a. Class B Monthly Interest:	$256,318.52
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$1,087,898.08
3. Collateral Available Funds:	$1,588,609.84
a. Excess Spread:	$1,588,609.84
4. Total Excess Spread:	$17,859,785.81

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	57.5428%
2. Series 2008-2 Allocable Principal Collections:	$720,353,386.49
3. Principal Allocation Percentage of Series 2008-2 Allocable Principal Collections:	$414,511,255.20
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$414,511,255.20
6. Shared Principal Collections from other Series allocated to Series 2008-2:	$0.00
7. Other amounts treated as Available Principal Collections:	$5,449,846.57
8. Available Principal Collections (total of items 5., 6. & 7.):	$419,961,101.77

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$88,637,000.00
2. Required Collateral Invested Amount:	$88,637,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$419,961,101.77

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2008-2.
1. Excess Spread:	$17,859,785.81
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$299,745.20
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$398,327.91
9. Applied to unpaid Monthly Servicing Fee:	$2,272,730.00
10. Collateral Default Amount treated as Available Principal Collections:	$354,242.15
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$14,534,740.55

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2008-2.
1. Excess Spread:	$17,859,785.81
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$299,745.20
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$398,327.91
10. Applied to unpaid Monthly Servicing Fee:	$2,272,730.00
11. Collateral Default Amount treated as Available Principal Collections:	$354,242.15
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$14,534,740.55

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	3.8470%
b. Prior Monthly Period:	3.8837%
c. Second Prior Monthly Period:	4.1049%
2. Three Month Average Base Rate:	3.9452%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	16.9434%
b. Prior Monthly Period:	15.7633%
c. Second Prior Monthly Period:	17.4170%
4. Three Month Average Series Adjusted Portfolio Yield:	16.7079%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2008-4 Certificates

	Series	Total Investor
A. Investor/Transferor Allocations	Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,056,529,003.61	607,956,000.00	448,573,003.61
Beginning Adjusted Invested Amount	N/A	607,956,000.00	N/A
Floating Allocation Percentage	N/A	57.5428%	42.4572%
Principal Allocation Percentage	N/A	57.5428%	42.4572%
Collections of Finance Charge Receivables	18,314,474.08	10,538,654.75	7,775,819.33
Collections of Principal Receivables	321,157,934.46	184,803,154.99	136,354,779.47
Defaulted Amount	4,222,470.31	2,429,726.16	1,792,744.15

Ending Invested Amount / Transferor Amount	1,065,766,186.76	607,956,000.00	457,810,186.76

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	April 13, 2011	April 13, 2011	April 13, 2011
Coupon April 15, 2011 - May 15, 2011	1.61875%	4.46875%	6.71875%
Monthly Interest Due	745,749.13	128,672.44	228,634.96	1,103,056.53
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	745,749.13	128,672.44	228,634.96	1,103,056.53
Investor Default Amount	2,138,153.90	133,636.62	157,935.64	2,429,726.16
Investor Monthly Fees Due	891,666.67	55,730.00	65,863.33	1,013,260.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	3,775,569.70	318,039.06	452,433.93	4,546,042.69

Reallocated Investor Finance Charge Collections				11,026,122.25
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.2035%
Base Rate				4.0986%
Excess Spread Percentage				12.7906%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	535,000,000.00	33,438,000.00	39,518,000.00	607,956,000.00
Distributions of Interest	745,749.13	128,672.44	228,634.96	1,103,056.53
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	745,749.13	128,672.44	228,634.96	1,103,056.53
Ending Certificates Balance	535,000,000.00	33,438,000.00	39,518,000.00	607,956,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$1.39
2. The amount of the distribution in respect of Class A Monthly Interest:	$1.39
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$3.85
2. The amount of the distribution in respect of Class B Monthly Interest:	$3.85
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$6,708,714.52
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$228,634.96
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$6,480,079.56

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$9,702,964.37
a. Class A Monthly Interest:	$745,749.13
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$2,138,153.90
e. Excess Spread:	$6,819,061.34
2. Class B Available Funds:	$606,444.34
a. Class B Monthly Interest:	$128,672.44
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$477,771.90
3. Collateral Available Funds:	$716,713.54
a. Excess Spread:	$716,713.54
4. Total Excess Spread:	$8,013,546.78

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	57.5428%
2. Series 2008-4 Allocable Principal Collections:	$321,157,934.46
3. Principal Allocation Percentage of Series 2008-4 Allocable Principal Collections:	$184,803,154.99
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$184,803,154.99
6. Shared Principal Collections from other Series allocated to Series 2008-4:	$0.00
7. Other amounts treated as Available Principal Collections:	$2,429,726.16
8. Available Principal Collections (total of items 5., 6. & 7.):	$187,232,881.15

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$39,518,000.00
2. Required Collateral Invested Amount:	$39,518,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$187,232,881.15

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2008-4.
1. Excess Spread:	$8,013,546.78
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$133,636.62
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$228,634.96
9. Applied to unpaid Monthly Servicing Fee:	$1,013,260.00
10. Collateral Default Amount treated as Available Principal Collections:	$157,935.64
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$6,480,079.56

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2008-4.
1. Excess Spread:	$8,013,546.78
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$133,636.62
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$228,634.96
10. Applied to unpaid Monthly Servicing Fee:	$1,013,260.00
11. Collateral Default Amount treated as Available Principal Collections:	$157,935.64
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$6,480,079.56

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	4.0986%
b. Prior Monthly Period:	4.1354%
c. Second Prior Monthly Period:	4.3565%
2. Three Month Average Base Rate:	4.1969%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	17.2035%
b. Prior Monthly Period:	16.0150%
c. Second Prior Monthly Period:	17.6687%
4. Three Month Average Series Adjusted Portfolio Yield:	16.9624%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2008-5 Certificates

	Series	Total Investor
A. Investor/Transferor Allocations	Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,579,852,832.15	909,091,000.00	670,761,832.15
Beginning Adjusted Invested Amount	N/A	909,091,000.00	N/A
Floating Allocation Percentage	N/A	57.5428%	42.4572%
Principal Allocation Percentage	N/A	57.5428%	42.4572%
Collections of Finance Charge Receivables	27,386,066.69	15,758,699.95	11,627,366.74
Collections of Principal Receivables	480,235,062.74	276,340,532.82	203,894,529.92
Defaulted Amount	6,313,959.82	3,633,227.05	2,680,732.77

Ending Invested Amount / Transferor Amount	1,593,665,410.80	909,091,000.00	684,574,410.80

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	April 13, 2011	April 13, 2011	April 13, 2011
Coupon April 15, 2011 - May 15, 2011	1.01875%	1.31875%	4.01875%
Monthly Interest Due	701,805.56	56,779.51	204,489.74	963,074.81
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	701,805.56	56,779.51	204,489.74	963,074.81
Investor Default Amount	3,197,239.48	199,827.47	236,160.10	3,633,227.05
Investor Monthly Fees Due	1,333,333.33	83,333.33	98,485.00	1,515,151.66
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	5,232,378.37	339,940.31	539,134.84	6,111,453.52

Reallocated Investor Finance Charge Collections				15,801,269.90
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				16.2849%
Base Rate				3.2097%
Excess Spread Percentage				12.7906%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	800,000,000.00	50,000,000.00	59,091,000.00	909,091,000.00
Distributions of Interest	701,805.56	56,779.51	204,489.74	963,074.81
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	701,805.56	56,779.51	204,489.74	963,074.81
Ending Certificates Balance	800,000,000.00	50,000,000.00	59,091,000.00	909,091,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$0.88
2. The amount of the distribution in respect of Class A Monthly Interest:	$0.88
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$1.14
2. The amount of the distribution in respect of Class B Monthly Interest:	$1.14
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$9,894,306.12
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$204,489.74
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$9,689,816.38

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$13,905,116.12
a. Class A Monthly Interest:	$701,805.56
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$3,197,239.48
e. Excess Spread:	$10,006,071.08

2. Class B Available Funds:	$869,069.76
a. Class B Monthly Interest:	$56,779.51
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$812,290.25
3. Collateral Available Funds:	$1,027,084.02
a. Excess Spread:	$1,027,084.02
4. Total Excess Spread:	$11,845,445.35

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	57.5428%
2. Series 2008-5 Allocable Principal Collections:	$480,235,062.74
3. Principal Allocation Percentage of Series 2008-5 Allocable Principal Collections:	$276,340,532.82
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$276,340,532.82
6. Shared Principal Collections from other Series allocated to Series 2008-5:	$0.00
7. Other amounts treated as Available Principal Collections:	$3,633,227.05
8. Available Principal Collections (total of items 5., 6. & 7.):	$279,973,759.87

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$59,091,000.00
2. Required Collateral Invested Amount:	$59,091,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$279,973,759.87

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2008-5.
1. Excess Spread:	$11,845,445.35
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$199,827.47
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$204,489.74
9. Applied to unpaid Monthly Servicing Fee:	$1,515,151.66
10. Collateral Default Amount treated as Available Principal Collections:	$236,160.10
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$9,689,816.38

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2008-5.
1. Excess Spread:	$11,845,445.35
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$199,827.47
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$204,489.74
10. Applied to unpaid Monthly Servicing Fee:	$1,515,151.66
11. Collateral Default Amount treated as Available Principal Collections:	$236,160.10
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$9,689,816.38

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	3.2097%
b. Prior Monthly Period:	3.2465%
c. Second Prior Monthly Period:	3.4676%
2. Three Month Average Base Rate:	3.3079%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	16.2849%
b. Prior Monthly Period:	15.1261%
c. Second Prior Monthly Period:	16.7797%
4. Three Month Average Series Adjusted Portfolio Yield:	16.0636%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2008-6 Certificates

	Series	Total Investor
A. Investor/Transferor Allocations	Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,666,001,545.63	1,534,091,000.00	1,131,910,545.63
Beginning Adjusted Invested Amount	N/A	1,534,091,000.00	N/A
Floating Allocation Percentage	N/A	57.5428%	42.4572%
Principal Allocation Percentage	N/A	57.5428%	42.4572%
Collections of Finance Charge Receivables	46,213,985.65	26,592,805.09	19,621,180.56
Collections of Principal Receivables	810,396,635.35	466,324,630.14	344,072,005.21
Defaulted Amount	10,654,806.76	6,131,070.40	4,523,736.36

Ending Invested Amount / Transferor Amount	2,689,310,271.16	1,534,091,000.00	1,155,219,271.16

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	April 13, 2011	April 13, 2011	April 13, 2011
Coupon April 15, 2011 - May 15, 2011	1.41875%	3.21875%	4.71875%
Monthly Interest Due	1,649,296.88	233,862.30	405,182.81	2,288,341.99
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,649,296.88	233,862.30	405,182.81	2,288,341.99
Investor Default Amount	5,395,341.63	337,208.85	398,519.92	6,131,070.40
Investor Monthly Fees Due	2,250,000.00	140,625.00	166,193.33	2,556,818.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	9,294,638.51	711,696.15	969,896.06	10,976,230.72

Reallocated Investor Finance Charge Collections				27,327,795.19
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				16.8108%
Base Rate				3.7187%
Excess Spread Percentage				12.7906%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,350,000,000.00	84,375,000.00	99,716,000.00	1,534,091,000.00
Distributions of Interest	1,649,296.88	233,862.30	405,182.81	2,288,341.99
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	1,649,296.88	233,862.30	405,182.81	2,288,341.99
Ending Certificates Balance	1,350,000,000.00	84,375,000.00	99,716,000.00	1,534,091,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$1.22
2. The amount of the distribution in respect of Class A Monthly Interest:	$1.22
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$2.77
2. The amount of the distribution in respect of Class B Monthly Interest:	$2.77
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$16,756,747.28
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$405,182.81
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$16,351,564.47

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$24,048,458.34
a. Class A Monthly Interest:	$1,649,296.88
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$5,395,341.63
e. Excess Spread:	$17,003,819.83
2. Class B Available Funds:	$1,503,028.65
a. Class B Monthly Interest:	$233,862.30
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$1,269,166.35
3. Collateral Available Funds:	$1,776,308.20
a. Excess Spread:	$1,776,308.20
4. Total Excess Spread:	$20,049,294.38

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	57.5428%
2. Series 2008-6 Allocable Principal Collections:	$810,396,635.35
3. Principal Allocation Percentage of Series 2008-6 Allocable Principal Collections:	$466,324,630.14
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$466,324,630.14
6. Shared Principal Collections from other Series allocated to Series 2008-6:	$0.00
7. Other amounts treated as Available Principal Collections:	$6,131,070.40
8. Available Principal Collections (total of items 5., 6. & 7.):	$472,455,700.54

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$99,716,000.00
2. Required Collateral Invested Amount:	$99,716,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$472,455,700.54

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2008-6.
1. Excess Spread:	$20,049,294.38
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$337,208.85
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$405,182.81
9. Applied to unpaid Monthly Servicing Fee:	$2,556,818.33
10. Collateral Default Amount treated as Available Principal Collections:	$398,519.92
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$16,351,564.47

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2008-6.
1. Excess Spread:	$20,049,294.38
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$337,208.85
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$405,182.81
10. Applied to unpaid Monthly Servicing Fee:	$2,556,818.33
11. Collateral Default Amount treated as Available Principal Collections:	$398,519.92
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$16,351,564.47

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	3.7187%
b. Prior Monthly Period:	3.7554%
c. Second Prior Monthly Period:	3.9766%
2. Three Month Average Base Rate:	3.8169%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	16.8108%
b. Prior Monthly Period:	15.6350%
c. Second Prior Monthly Period:	17.2887%
4. Three Month Average Series Adjusted Portfolio Yield:	16.5782%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2008-7 Certificates

	Series	Total Investor
A. Investor/Transferor Allocations	Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,036,780,213.24	596,592,000.00	440,188,213.24
Beginning Adjusted Invested Amount	N/A	596,592,000.00	N/A
Floating Allocation Percentage	N/A	57.5428%	42.4572%
Principal Allocation Percentage	N/A	57.5428%	42.4572%
Collections of Finance Charge Receivables	17,972,137.33	10,341,664.72	7,630,472.61
Collections of Principal Receivables	315,154,804.69	181,348,788.14	133,806,016.55
Defaulted Amount	4,143,543.29	2,384,309.37	1,759,233.92

Ending Invested Amount / Transferor Amount	1,045,844,733.65	596,592,000.00	449,252,733.65

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	April 13, 2011	April 13, 2011	April 13, 2011
Coupon April 15, 2011 - May 15, 2011	1.51875%	1.31875%	4.96875%
Monthly Interest Due	686,601.56	37,262.12	165,921.61	889,785.29
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	686,601.56	37,262.12	165,921.61	889,785.29
Investor Default Amount	2,098,188.41	131,138.77	154,982.19	2,384,309.37
Investor Monthly Fees Due	875,000.00	54,688.33	64,631.67	994,320.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	3,659,789.97	223,089.22	385,535.47	4,268,414.66

Reallocated Investor Finance Charge Collections				10,627,367.65
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				16.8106%
Base Rate				3.7184%
Excess Spread Percentage				12.7906%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	525,000,000.00	32,813,000.00	38,779,000.00	596,592,000.00
Distributions of Interest	686,601.56	37,262.12	165,921.61	889,785.29
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	686,601.56	37,262.12	165,921.61	889,785.29
Ending Certificates Balance	525,000,000.00	32,813,000.00	38,779,000.00	596,592,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$1.31
2. The amount of the distribution in respect of Class A Monthly Interest:	$1.31
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$1.14
2. The amount of the distribution in respect of Class B Monthly Interest:	$1.14
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$6,524,874.60
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$165,921.61
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$6,358,952.99

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$9,352,066.43
a. Class A Monthly Interest:	$686,601.56
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$2,098,188.41
e. Excess Spread:	$6,567,276.46
2. Class B Available Funds:	$584,513.06
a. Class B Monthly Interest:	$37,262.12
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$547,250.94
3. Collateral Available Funds:	$690,788.16
a. Excess Spread:	$690,788.16
4. Total Excess Spread:	$7,805,315.56

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	57.5428%
2. Series 2008-7 Allocable Principal Collections:	$315,154,804.69
3. Principal Allocation Percentage of Series 2008-7 Allocable Principal Collections:	$181,348,788.14
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$181,348,788.14
6. Shared Principal Collections from other Series allocated to Series 2008-7:	$0.00
7. Other amounts treated as Available Principal Collections:	$2,384,309.37
8. Available Principal Collections (total of items 5., 6. & 7.):	$183,733,097.51

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$38,779,000.00
2. Required Collateral Invested Amount:	$38,779,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$183,733,097.51

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2008-7.
1. Excess Spread:	$7,805,315.56
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$131,138.77
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$165,921.61
9. Applied to unpaid Monthly Servicing Fee:	$994,320.00
10. Collateral Default Amount treated as Available Principal Collections:	$154,982.19
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$6,358,952.99

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2008-7.
1. Excess Spread:	$7,805,315.56
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$131,138.77
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$165,921.61
10. Applied to unpaid Monthly Servicing Fee:	$994,320.00
11. Collateral Default Amount treated as Available Principal Collections:	$154,982.19
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$6,358,952.99

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	3.7184%
b. Prior Monthly Period:	3.7552%
c. Second Prior Monthly Period:	3.9763%
2. Three Month Average Base Rate:	3.8166%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	16.8106%
b. Prior Monthly Period:	15.6348%
c. Second Prior Monthly Period:	17.2885%
4. Three Month Average Series Adjusted Portfolio Yield:	16.5779%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2008-9 Certificates

	Series	Total Investor
A. Investor/Transferor Allocations	Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,086,148,713.49	625,000,000.00	461,148,713.49
Beginning Adjusted Invested Amount	N/A	625,000,000.00	N/A
Floating Allocation Percentage	N/A	57.5428%	42.4572%
Principal Allocation Percentage	N/A	57.5428%	42.4572%
Collections of Finance Charge Receivables	18,827,918.96	10,834,105.13	7,993,813.83
Collections of Principal Receivables	330,161,572.61	189,984,097.31	140,177,475.30
Defaulted Amount	4,340,846.94	2,497,843.35	1,843,003.59

Ending Invested Amount / Transferor Amount	1,095,644,860.36	625,000,000.00	470,644,860.36

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	April 13, 2011	April 13, 2011	April 13, 2011
Coupon April 15, 2011 - May 15, 2011	1.81875%	1.31875%	5.96875%
Monthly Interest Due	861,380.21	39,035.92	208,802.63	1,109,218.76
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	861,380.21	39,035.92	208,802.63	1,109,218.76
Investor Default Amount	2,198,102.15	137,381.38	162,359.82	2,497,843.35
Investor Monthly Fees Due	916,666.67	57,291.67	67,708.33	1,041,666.67
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	3,976,149.03	233,708.97	438,870.78	4,648,728.78

Reallocated Investor Finance Charge Collections				11,310,476.87
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.1553%
Base Rate				4.0520%
Excess Spread Percentage				12.7906%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	550,000,000.00	34,375,000.00	40,625,000.00	625,000,000.00
Distributions of Interest	861,380.21	39,035.92	208,802.63	1,109,218.76
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	861,380.21	39,035.92	208,802.63	1,109,218.76
Ending Certificates Balance	550,000,000.00	34,375,000.00	40,625,000.00	625,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$1.57
2. The amount of the distribution in respect of Class A Monthly Interest:	$1.57
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$1.14
2. The amount of the distribution in respect of Class B Monthly Interest:	$1.14
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$6,870,550.73
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest:	$208,802.63
3. The amount of the distribution in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$6,661,748.10

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$9,953,219.65
a. Class A Monthly Interest:	$861,380.21
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$2,198,102.15
e. Excess Spread:	$6,893,737.29
2. Class B Available Funds:	$622,076.23
a. Class B Monthly Interest:	$39,035.92
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$583,040.31
3. Collateral Available Funds:	$735,181.00
a. Excess Spread:	$735,181.00
4. Total Excess Spread:	$8,211,958.60

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	57.5428%
2. Series 2008-9 Allocable Principal Collections:	$330,161,572.61
3. Principal Allocation Percentage of Series 2008-9 Allocable Principal Collections:	$189,984,097.31
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$189,984,097.31
6. Shared Principal Collections from other Series allocated to Series 2008-9:	$0.00
7. Other amounts treated as Available Principal Collections:	$2,497,843.35
8. Available Principal Collections (total of items 5., 6. & 7.):	$192,481,940.66

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$40,625,000.00
2. Required Collateral Invested Amount:	$40,625,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$192,481,940.66

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N.1. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2008-9.
1. Excess Spread:	$8,211,958.60
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$137,381.38
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Minimum Monthly Interest:	$208,802.63
9. Applied to unpaid Monthly Servicing Fee:	$1,041,666.67
10. Collateral Default Amount treated as Available Principal Collections:	$162,359.82
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$6,661,748.10

N.2. Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2009-D-II Allocated to Series 2008-9.
1. Excess Spread:	$8,211,958.60
2. Excess Finance Charge Collections:	$0.00
3. Funds from Series 2009-D-II	$0.00
4. Applied to fund Class A Required Amount:	$0.00
5. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
6. Applied to fund overdue Class B Interest:	$0.00
7. Applied to fund Class B Required Amount:	$137,381.38
8. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
9. Applied to Collateral Minimum Monthly Interest:	$208,802.63
10. Applied to unpaid Monthly Servicing Fee:	$1,041,666.67
11. Collateral Default Amount treated as Available Principal Collections:	$162,359.82
12. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
13. Deposited to Reserve Account:	$0.00
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$6,661,748.10

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	4.0520%
b. Prior Monthly Period:	4.0887%
c. Second Prior Monthly Period:	4.3099%
2. Three Month Average Base Rate:	4.1502%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	17.1553%
b. Prior Monthly Period:	15.9683%
c. Second Prior Monthly Period:	17.6220%
4. Three Month Average Series Adjusted Portfolio Yield:	16.9152%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2009-1 Certificates

	Series	Total Investor
A. Investor/Transferor Allocations	Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,106,471,601.42	1,212,122,000.00	894,349,601.42
Beginning Adjusted Invested Amount	N/A	1,212,122,000.00	N/A
Floating Allocation Percentage	N/A	57.5428%	42.4572%
Principal Allocation Percentage	N/A	57.5428%	42.4572%
Collections of Finance Charge Receivables	36,514,775.67	21,011,611.50	15,503,164.17
Collections of Principal Receivables	640,313,769.15	368,454,246.41	271,859,522.74
Defaulted Amount	8,418,617.72	4,844,305.40	3,574,312.32

Ending Invested Amount / Transferor Amount	2,124,888,383.08	1,212,122,000.00	912,766,383.08

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	April 13, 2011	April 13, 2011	April 13, 2011
Coupon April 15, 2011 - May 15, 2011	1.56875%	6.21875%	13.71887%
Monthly Interest Due	1,350,868.06	389,455.61	1,646,739.08	3,387,062.75
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,350,868.06	389,455.61	1,646,739.08	3,387,062.75
Investor Default Amount	3,996,549.35	290,657.05	557,099.00	4,844,305.40
Investor Monthly Fees Due	1,666,666.67	121,211.67	232,325.00	2,020,203.34
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	7,014,084.08	801,324.33	2,436,163.08	10,251,571.49

Reallocated Investor Finance Charge Collections				23,171,333.76
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				18.3957%
Base Rate				4.2274%
Excess Spread Percentage				13.8352%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,000,000,000.00	72,727,000.00	139,395,000.00	1,212,122,000.00
Distributions of Interest	1,350,868.06	389,455.61	1,646,739.08	3,387,062.75
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	1,350,868.06	389,455.61	1,646,739.08	3,387,062.75
Ending Certificates Balance	1,000,000,000.00	72,727,000.00	139,395,000.00	1,212,122,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$1.35
2. The amount of the distribution in respect of Class A Monthly Interest:	$1.35
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$5.36
2. The amount of the distribution in respect of Class B Monthly Interest:	$5.36
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$14,566,501.36
2. The amount of the distribution in respect of Collateral Minimum Monthly Interest, including Collateral Senior Minimum Monthly Interest:	$1,646,739.08
3. The amount of the distribution in respect of Collateral Additional Interest, including Collateral Senior Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$12,919,762.28

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$19,116,337.93
a. Class A Monthly Interest:	$1,350,868.06
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$3,996,549.35
e. Excess Spread:	$13,768,920.52
2. Class B Available Funds:	$1,390,273.91
a. Class B Monthly Interest:	$389,455.61
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$1,000,818.30
3. Collateral Available Funds:	$2,664,721.93
a. Excess Spread:	$2,664,721.93
4. Total Excess Spread:	$17,434,460.75

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	57.5428%
2. Series 2009-1 Allocable Principal Collections:	$640,313,769.15
3. Principal Allocation Percentage of Series 2009-1 Allocable Principal Collections:	$368,454,246.41
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$368,454,246.41
6. Shared Principal Collections from other Series allocated to Series 2009-1:	$0.00
7. Other amounts treated as Available Principal Collections:	$4,844,305.40
8. Available Principal Collections (total of items 5., 6. & 7.):	$373,298,551.81

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$139,395,000.00
2. Required Collateral Invested Amount:	$139,395,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$373,298,551.81

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2009-1.
1. Excess Spread:	$17,434,460.75
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$290,657.05
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Senior Minimum Monthly Interest:	$591,518.02
9. Applied to unpaid Monthly Servicing Fee:	$2,020,203.34
10. Collateral Default Amount treated as Available Principal Collections:	$557,099.00
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Applied to Collateral Minimum Monthly Interest, excluding amount applied to Collateral Senior Minimum Monthly Interest(s):	$1,055,221.06
14. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$12,919,762.28

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	4.2274%
b. Prior Monthly Period:	4.2624%
c. Second Prior Monthly Period:	4.4830%
2. Three Month Average Base Rate:	4.3243%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	18.3957%
b. Prior Monthly Period:	17.1688%
c. Second Prior Monthly Period:	18.8225%
4. Three Month Average Series Adjusted Portfolio Yield:	18.1290%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

Series 2009-2 Certificates

	Series	Total Investor
A. Investor/Transferor Allocations	Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,633,093,846.37	1,515,155,000.00	1,117,938,846.37
Beginning Adjusted Invested Amount	N/A	1,515,155,000.00	N/A
Floating Allocation Percentage	N/A	57.5428%	42.4572%
Principal Allocation Percentage	N/A	57.5428%	42.4572%
Collections of Finance Charge Receivables	45,643,544.89	26,264,557.70	19,378,987.19
Collections of Principal Receivables	800,393,532.09	460,568,567.96	339,824,964.13
Defaulted Amount	10,523,289.52	6,055,391.74	4,467,897.78

Ending Invested Amount / Transferor Amount	2,656,114,861.43	1,515,155,000.00	1,140,959,861.43

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	April 13, 2011	April 13, 2011	April 13, 2011
Coupon April 15, 2011 - May 15, 2011	1.46875%	3.71875%	5.46875%
Monthly Interest Due	1,580,946.18	291,085.16	463,785.70	2,335,817.04
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,580,946.18	291,085.16	463,785.70	2,335,817.04
Investor Default Amount	4,995,686.69	363,286.34	696,418.71	6,055,391.74
Investor Monthly Fees Due	2,083,333.33	151,500.00	290,425.00	2,525,258.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	8,659,966.20	805,871.50	1,450,629.41	10,916,467.11

Reallocated Investor Finance Charge Collections				27,066,196.60
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				16.8716%
Base Rate				3.7775%
Excess Spread Percentage				12.7906%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,250,000,000.00	90,900,000.00	174,255,000.00	1,515,155,000.00
Distributions of Interest	1,580,946.18	291,085.16	463,785.70	2,335,817.04
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	1,580,946.18	291,085.16	463,785.70	2,335,817.04
Ending Certificates Balance	1,250,000,000.00	90,900,000.00	174,255,000.00	1,515,155,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$1.26
2. The amount of the distribution in respect of Class A Monthly Interest:	$1.26
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$3.20
2. The amount of the distribution in respect of Class B Monthly Interest:	$3.20
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$16,613,515.19
2. The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$463,785.70
3. The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$16,149,729.49

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$22,329,560.84
a. Class A Monthly Interest:	$1,580,946.18
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$4,995,686.69
e. Excess Spread:	$15,752,927.97
2. Class B Available Funds:	$1,623,805.66
a. Class B Monthly Interest:	$291,085.16
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$1,332,720.50
3. Collateral Available Funds:	$3,112,830.10
a. Excess Spread:	$3,112,830.10
4. Total Excess Spread:	$20,198,478.57

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	57.5428%
2. Series 2009-2 Allocable Principal Collections:	$800,393,532.09
3. Principal Allocation Percentage of Series 2009-2 Allocable Principal Collections:	$460,568,567.96
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$460,568,567.96
6. Shared Principal Collections from other Series allocated to Series 2009-2:	$0.00
7. Other amounts treated as Available Principal Collections:	$6,055,391.74
8. Available Principal Collections (total of items 5., 6. & 7.):	$466,623,959.70

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$174,255,000.00
2. Required Collateral Invested Amount:	$174,255,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$466,623,959.70

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2009-2.
1. Excess Spread:	$20,198,478.57
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$363,286.34
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Senior Minimum Monthly Interest:	$463,785.70
9. Applied to unpaid Monthly Servicing Fee:	$2,525,258.33
10. Collateral Default Amount treated as Available Principal Collections:	$696,418.71
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$16,149,729.49

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	3.7775%
b. Prior Monthly Period:	3.8124%
c. Second Prior Monthly Period:	4.0330%
2. Three Month Average Base Rate:	3.8743%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	16.8716%
b. Prior Monthly Period:	15.6920%
c. Second Prior Monthly Period:	17.3452%
4. Three Month Average Series Adjusted Portfolio Yield:	16.6363%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

P. Reassignment Amount
1. Adjusted Invested Amount:	$1,515,155,000.00
2. Monthly Interest:	$3,328,785.52
3. Monthly Interest previously due but not paid:	$0.02
4. Additional Interest:	$0.00
5. Additional Interest previously due but not paid:	$0.00
6. Reassignment Amount:	$1,518,483,785.54

Series 2010-1 Certificates

	Series	Total Investor
A. Investor/Transferor Allocations	Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,790,501,382.56	1,030,304,000.00	760,197,382.56
Beginning Adjusted Invested Amount	N/A	1,030,304,000.00	N/A
Floating Allocation Percentage	N/A	57.5428%	42.4572%
Principal Allocation Percentage	N/A	57.5428%	42.4572%
Collections of Finance Charge Receivables	31,037,568.35	17,859,874.97	13,177,693.38
Collections of Principal Receivables	544,266,862.26	313,186,200.65	231,080,661.61
Defaulted Amount	7,155,827.15	4,117,660.79	3,038,166.36

Ending Invested Amount / Transferor Amount	1,806,155,651.53	1,030,304,000.00	775,851,651.53

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00

LIBOR Determination Date	April 13, 2011	April 13, 2011	April 13, 2011
Coupon April 15, 2011 - May 15, 2011	0.46875%	0.81875%	1.41875%
Monthly Interest Due	343,098.96	43,583.84	81,817.34	468,500.14
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	343,098.96	43,583.84	81,817.34	468,500.14
Investor Default Amount	3,397,066.95	247,058.69	473,535.15	4,117,660.79
Investor Monthly Fees Due	1,416,666.67	103,030.00	197,476.67	1,717,173.34
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	5,156,832.58	393,672.53	752,829.16	6,303,334.27

Reallocated Investor Finance Charge Collections				17,285,135.40
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				15.5492%
Base Rate				2.4978%
Excess Spread Percentage				12.7906%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	850,000,000.00	61,818,000.00	118,486,000.00	1,030,304,000.00
Distributions of Interest	343,098.96	43,583.84	81,817.34	468,500.14
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	343,098.96	43,583.84	81,817.34	468,500.14
Ending Certificates Balance	850,000,000.00	61,818,000.00	118,486,000.00	1,030,304,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$0.40
2. The amount of the distribution in respect of Class A Monthly Interest:	$0.40
3. The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class A Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.
1. The total amount of Class A Investor Charge-Offs:	$0.00
2. The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution in respect of Class B Certificates:	$0.71
2. The amount of the distribution in respect of Class B Monthly Interest:	$0.71
3. The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. The amount of the distribution in respect of Class B Additional Interest:	$0.00
5. The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. The total amount distributed to the Collateral Interest Holder:	$11,063,618.47
2. The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$81,817.34
3. The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. The amount distributed to the Collateral Interest Holder in respect of remaining Excess Spread:	$10,981,801.13

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$14,260,223.28
a. Class A Monthly Interest:	$343,098.96
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (treated as Available Principal Collections):	$3,397,066.95
e. Excess Spread:	$10,520,057.37
2. Class B Available Funds:	$1,037,104.10
a. Class B Monthly Interest:	$43,583.84
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$993,520.26
3. Collateral Available Funds:	$1,987,808.02
a. Excess Spread:	$1,987,808.02
4. Total Excess Spread:	$13,501,385.65

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	57.5428%
2. Series 2010-1 Allocable Principal Collections:	$544,266,862.26
3. Principal Allocation Percentage of Series 2010-1 Allocable Principal Collections:	$313,186,200.65
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$313,186,200.65
6. Shared Principal Collections from other Series allocated to Series 2010-1:	$0.00
7. Other amounts treated as Available Principal Collections:	$4,117,660.79
8. Available Principal Collections (total of items 5., 6. & 7.):	$317,303,861.44

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$118,486,000.00
2. Required Collateral Invested Amount:	$118,486,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$317,303,861.44

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Distribution of Principal:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2010-1.
1. Excess Spread:	$13,501,385.65
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund overdue Class B Interest:	$0.00
6. Applied to fund Class B Required Amount:	$247,058.69
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Senior Minimum Monthly Interest:	$81,817.34
9. Applied to unpaid Monthly Servicing Fee:	$1,717,173.34
10. Collateral Default Amount treated as Available Principal Collections:	$473,535.15
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder(s):	$10,981,801.13

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	2.4978%
b. Prior Monthly Period:	2.5327%
c. Second Prior Monthly Period:	2.7533%
2. Three Month Average Base Rate:	2.5946%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	15.5492%
b. Prior Monthly Period:	14.4123%
c. Second Prior Monthly Period:	16.0654%
4. Three Month Average Series Adjusted Portfolio Yield:	15.3423%
5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

P. Reassignment Amount
1. Adjusted Invested Amount:	$1,030,304,000.00
2. Monthly Interest:	$1,010,536.11
3. Monthly Interest previously due but not paid:	$0.02
4. Additional Interest:	$0.00
5. Additional Interest previously due but not paid:	$0.00
6. Reassignment Amount:	$1,031,314,536.09

Series 2009-D-I Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	36,206,115.67	20,834,000.00	15,372,115.67
Beginning Adjusted Invested Amount	N/A	20,834,000.00	N/A
Floating Allocation Percentage	N/A	57.5428%	42.4572%
Principal Allocation Percentage	N/A	57.5428%	42.4572%
Collections of Finance Charge Receivables	627,617.38	361,148.39	266,468.99
Collections of Principal Receivables	11,005,737.93	6,333,005.90	4,672,732.03
Defaulted Amount	144,699.53	83,264.11	61,435.42

Ending Invested Amount / Transferor Amount	36,522,664.03	20,834,000.00	15,688,664.03

B. Monthly Period Funding Requirements	Total
LIBOR Determination Date	April 13, 2011
Coupon April 15, 2011 - May 15, 2011	18.96875%
Monthly Interest Due	340,306.75
Outstanding Monthly Interest Due	0.00
Additional Interest Due	0.00
Total Interest Due	340,306.75
Investor Default Amount	83,264.11
Investor Monthly Fees Due	34,723.33
Investor Additional Amounts Due	0.00
Total Due	458,294.19

Investor Finance Charge Collections	361,148.39

C. Certificates - Balances and Distributions	Total
Beginning Certificates Balance	20,834,000.00
Distributions of Interest	340,306.75
Distributions of Principal	0.00
Total Distributions	340,306.75
Ending Certificates Balance	20,834,000.00

D. Information regarding distributions on the Distribution Date in respect of the Series 2009-D-I Certificates per $1,000 certificate principal amount
(1) The total amount of the distribution	$16.33
(2) The amount of the distribution in respect of Monthly Interest	$16.33
(3) The amount of the distribution in respect of Outstanding Monthly Interest	$0.00
(4) The amount of the distribution in respect of Additional Interest	$0.00
(5) The amount of the distribution in respect of principal of the Series 2009-D-I Certificates	$0.00

E. Amount of reductions in the Scheduled Partial Amortization Amounts pursuant to clauses (c) and (d) of the definition of Scheduled Partial Amortization Amount on such Distribution Date
(1) The amount of the aggregate reductions in the Scheduled Partial Amortization Amounts per $1,000 certificate principal amount	$0.00
(2) The aggregate amount reimbursed in respect of such reductions in the Scheduled Partial Amortization Amounts per $1,000 certificate principal amount	$0.00
(3) The amount, if any, by which the outstanding principal balance of the Series 2009-D-I Certificates exceeds the Invested Amount after giving effect to all transactions on such Distribution Date	$0.00
F. Scheduled Partial Amortization Amounts/ Series 2009-D-I Invested Amount

	Beginning			Reallocated		Ending
	Scheduled Partial		Pro rata share	Principal		Scheduled Partial
	Amortization	Distributions of	of Investor	Collections		Amortization
Series	Amount	Principal	Charge-Offs	Applied	Reimbursements	Amount
2006-2	20,834,000.00	0.00	0.00	0.00	0.00	20,834,000.00

Series 2009-D-I Invested Amount	20,834,000.00	0.00	0.00	0.00	0.00	20,834,000.00
(aggregate of Scheduled Partial Amortization Amounts)

G. Application of Investor Finance Charge Collections.
1. Available Funds	$361,148.39
a. Monthly Servicing Fee	$0.00
b. Aggregate application of Referenced Series Shortfall Coverage Amounts	$0.00
c. Investor Default Amount (treated as Available Principal Collections):	$83,264.11
d. Monthly Interest	$277,884.28
e. Outstanding Monthly Interest	$0.00
f. Additional Interest	$0.00
2. Excess Spread:	$0.00

H. Reallocated Principal Collections.
1. Principal Allocation Percentage:	57.5428%

2. Series 2009-D-I Allocable Principal Collections:	$11,005,737.93
3. Principal Allocation Percentage of Series 2009-D-I Allocable Principal Collections:	$6,333,005.90
4. Aggregate amount of Reallocated Principal Collections required to fund the Referenced Series Adjusted Shortfalls	$0.00
5. Item 3 minus item 4:	$6,333,005.90
6. Shared Principal Collections from other Series allocated to Series 2009-D-I:	$0.00
7. Other amounts treated as Available Principal Collections:	$83,264.11
8. Available Principal Collections (total of items 5., 6. & 7.):	$6,416,270.01

I. Application of Available Principal Collections during Revolving Period.
1. Treated as Shared Principal Collections:	$6,416,270.01

J. Application of Principal Collections During Scheduled Partial Amortization Period or Early Amortization Period.
1. Retained during an Early Amortization Period	$0.00
2. Aggregate application to fund Scheduled Partial Amortization Amounts during a Scheduled Partial Amortization Period	$0.00
3. Treated as Shared Principal Collections:	$0.00

K. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2009-D-I.
1. Excess Spread:	$0.00
2. Excess Finance Charge Collections:	$97,145.80
3. Applied to fund Required Amount:	$62,422.47
4. Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to unpaid Monthly Servicing Fee:	$34,723.33

6. Aggregate reimbursement of reductions of Scheduled Partial Amortization Amounts treated as Available Principal Collections	$0.00
7. Applied to fund Series 2009-D-II Shortfall	$0.00
8. Remaining Excess Spread distributed to Holders of Transferor Certificate	$0.00
L. Amounts and Applications Relating to the Referenced Series

		Referenced	Allocable	Applied to fund	Reimbursements of
	Referenced	Series	portion of	Scheduled	reductions of
	Series	Shortfall	Reallocated	Partial	Scheduled Partial
	Adjusted	Coverage	Principal	Amortization	Amortization
Series	Shortfall	Amount	Collections	Amount	Amount
2006-2	0.00	0.00	0.00	0.00	0.00

Aggregate for all Referenced Series
	0.00	0.00	0.00	0.00	0.00

M. Application of Funds from Series 2009-D-II:
1. Applied under Section 4.05
a. Shortfalls in Monthly Servicing Fee	$0.00
b. Shortfalls in Investor Default Amount (treated as Available Principal Collections)	$0.00
c. Shortfalls in Monthly Interest, Outstanding Monthly Interest and Additional Interest	$0.00
2. Applied under Section 4.07
a. Shortfalls in Investor Charge-Offs treated as Available Principal Collections	$0.00
b. Shortfalls in unpaid Monthly Servicing Fee	$0.00
c. Shortfalls in reimbursements of reductions of Scheduled Partial Amortization Amounts treated as Available Principal Collections	$0.00

Series 2009-D-II Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,359,001,435.18	782,007,000.00	576,994,435.18
Beginning Adjusted Invested Amount	N/A	782,007,000.00	N/A
Floating Allocation Percentage	N/A	57.5428%	42.4572%
Principal Allocation Percentage	N/A	57.5428%	42.4572%
Collections of Finance Charge Receivables	23,557,703.08	13,555,753.68	10,001,949.40
Collections of Principal Receivables	413,101,857.46	237,710,230.38	175,391,627.08
Defaulted Amount	5,431,316.31	3,125,329.57	2,305,986.74

Ending Invested Amount / Transferor Amount	1,370,883,120.50	782,007,000.00	588,876,120.50

B. Monthly Period Funding Requirements	Total
LIBOR Determination Date	April 13, 2011
Coupon April 15, 2011 - May 15, 2011	20.21875%
Monthly Interest Due	13,615,203.47
Outstanding Monthly Interest Due	0.00
Additional Interest Due	0.00
Total Interest Due	13,615,203.47
Investor Default Amount	3,125,329.57
Investor Monthly Fees Due	1,303,345.00
Investor Additional Amounts Due	0.00
Total Due	18,043,878.04

Investor Finance Charge Collections	13,555,753.68

C. Certificates - Balances and Distributions	Total
Beginning Certificates Balance	782,007,000.00
Distributions of Interest	13,615,203.47
Distributions of Principal	0.00
Total Distributions	13,615,203.47
Ending Certificates Balance	782,007,000.00

D. Information regarding distributions on the Distribution Date in respect of the Series 2009-D-II Certificates per $1,000 certificate principal amount
(1) The total amount of the distribution	$17.41
(2) The amount of the distribution in respect of Monthly Interest	$17.41
(3) The amount of the distribution in respect of Outstanding Monthly Interest	$0.00
(4) The amount of the distribution in respect of Additional Interest	$0.00
(5) The amount of the distribution in respect of principal of the Series 2009-D-II Certificates	$0.00

E. Amount of reductions in the Scheduled Partial Amortization Amounts pursuant to clauses (c) and (d) of the definition of Scheduled Partial Amortization Amount on such Distribution Date
(1) The amount of the aggregate reductions in the Scheduled Partial Amortization Amounts per $1,000 certificate principal amount	$0.00
(2) The aggregate amount reimbursed in respect of such reductions in the Scheduled Partial Amortization Amounts per $1,000 certificate principal amount	$0.00
(3) The amount, if any, by which the outstanding principal balance of the Series 2009-D-II Certificates exceeds the Invested Amount after giving effect to all transactions on such Distribution Date	$0.00
F. Scheduled Partial Amortization Amounts/ Series 2009-D-II Invested Amount

	Beginning			Reallocated		Ending
	Scheduled Partial		Pro rata share	Principal		Scheduled Partial
	Amortization	Distributions of	of Investor	Collections		Amortization
Series	Amount	Principal	Charge-Offs	Applied	Reimbursements	Amount
2004-2	17,500,000.00	0.00	0.00	0.00	0.00	17,500,000.00
2005-2	26,250,000.00	0.00	0.00	0.00	0.00	26,250,000.00
2005-4	21,875,000.00	0.00	0.00	0.00	0.00	21,875,000.00
2005-7	30,625,000.00	0.00	0.00	0.00	0.00	30,625,000.00
2006-1	43,750,000.00	0.00	0.00	0.00	0.00	43,750,000.00
2006-3	26,250,000.00	0.00	0.00	0.00	0.00	26,250,000.00
2007-1	33,334,000.00	0.00	0.00	0.00	0.00	33,334,000.00
2007-2	33,334,000.00	0.00	0.00	0.00	0.00	33,334,000.00
2007-5	33,334,000.00	0.00	0.00	0.00	0.00	33,334,000.00
2007-7	60,000,000.00	0.00	0.00	0.00	0.00	60,000,000.00
2007-8	80,000,000.00	0.00	0.00	0.00	0.00	80,000,000.00
2008-2	90,908,000.00	0.00	0.00	0.00	0.00	90,908,000.00
2008-4	40,529,000.00	0.00	0.00	0.00	0.00	40,529,000.00
2008-5	60,606,000.00	0.00	0.00	0.00	0.00	60,606,000.00
2008-6	102,273,000.00	0.00	0.00	0.00	0.00	102,273,000.00
2008-7	39,772,000.00	0.00	0.00	0.00	0.00	39,772,000.00
2008-9	41,667,000.00	0.00	0.00	0.00	0.00	41,667,000.00

Series 2009-D-II Invested Amount	782,007,000.00	0.00	0.00	0.00	0.00	782,007,000.00
(aggregate of Scheduled Partial Amortization Amounts)

G. Application of Investor Finance Charge Collections.
1. Available Funds	$13,555,753.68
a. Monthly Servicing Fee	$0.00
b. Aggregate application of Referenced Series Shortfall Coverage Amounts	$0.00
c. Investor Default Amount (treated as Available Principal Collections):	$3,125,329.57
d. Monthly Interest	$10,430,424.11
e. Outstanding Monthly Interest	$0.00
f. Additional Interest	$0.00
2. Excess Spread:	$0.00

H. Reallocated Principal Collections.
1. Principal Allocation Percentage:	57.5428%
2. Series 2009-D-II Allocable Principal Collections:	$413,101,857.46
3. Principal Allocation Percentage of Series 2009-D-II Allocable Principal Collections:	$237,710,230.38
4. Aggregate amount of Reallocated Principal Collections required to fund the Referenced Series Adjusted Shortfalls	$0.00
5. Item 3 minus item 4:	$237,710,230.38
6. Shared Principal Collections from other Series allocated to Series 2009-D-II:	$0.00
7. Other amounts treated as Available Principal Collections:	$3,125,329.57
8. Available Principal Collections (total of items 5., 6. & 7.):	$240,835,559.95

I. Application of Available Principal Collections during Revolving Period.
1. Treated as Shared Principal Collections:	$240,835,559.95

J. Application of Principal Collections During Scheduled Partial Amortization Period or Early Amortization Period.
1. Retained during an Early Amortization Period	$0.00

2. Aggregate application to fund Scheduled Partial Amortization Amounts during a Scheduled Partial Amortization Period	$0.00
3. Treated as Shared Principal Collections:	$0.00

K. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2009-D-II.
1. Excess Spread:	$0.00
2. Excess Finance Charge Collections:	$4,488,124.36
3. Applied to fund Required Amount:	$3,184,779.36
4. Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to unpaid Monthly Servicing Fee:	$1,303,345.00
6. Aggregate reimbursement of reductions of Scheduled Partial Amortization Amounts treated as Available Principal Collections	$0.00
7. Applied to fund Series 2009-D-I Shortfall	$0.00
8. Remaining Excess Spread distributed to Holders of Transferor Certificate	$0.00

L. Amounts and Applications Relating to the Referenced Series

		Referenced	Allocable	Applied to fund	Reimbursements of
	Referenced	Series	portion of	Scheduled	reductions of
	Series	Shortfall	Reallocated	Partial	Scheduled Partial
	Adjusted	Coverage	Principal	Amortization	Amortization
Series	Shortfall	Amount	Collections	Amount	Amount
2004-2	0.00	0.00	0.00	0.00	0.00
2005-2	0.00	0.00	0.00	0.00	0.00
2005-4	0.00	0.00	0.00	0.00	0.00
2005-7	0.00	0.00	0.00	0.00	0.00
2006-1	0.00	0.00	0.00	0.00	0.00
2006-3	0.00	0.00	0.00	0.00	0.00
2007-1	0.00	0.00	0.00	0.00	0.00
2007-2	0.00	0.00	0.00	0.00	0.00
2007-5	0.00	0.00	0.00	0.00	0.00
2007-7	0.00	0.00	0.00	0.00	0.00
2007-8	0.00	0.00	0.00	0.00	0.00
2008-2	0.00	0.00	0.00	0.00	0.00
2008-4	0.00	0.00	0.00	0.00	0.00
2008-5	0.00	0.00	0.00	0.00	0.00
2008-6	0.00	0.00	0.00	0.00	0.00
2008-7	0.00	0.00	0.00	0.00	0.00
2008-9	0.00	0.00	0.00	0.00	0.00

Aggregate for all Referenced Series
	0.00	0.00	0.00	0.00	0.00

M. Application of Funds from Series 2009-D-I:
1. Applied under Section 4.05
a. Shortfalls in Monthly Servicing Fee	$0.00
b. Shortfalls in Investor Default Amount (treated as Available Principal Collections)	$0.00
c. Shortfalls in Monthly Interest, Outstanding Monthly Interest and Additional Interest	$0.00
2. Applied under Section 4.07
a. Shortfalls in Investor Charge-Offs treated as Available Principal Collections	$0.00
b. Shortfalls in unpaid Monthly Servicing Fee	$0.00
c. Shortfalls in reimbursements of reductions of Scheduled Partial Amortization Amounts treated as Available Principal Collections	$0.00